                               Money Market Funds
           ---------------------------------------------------------
                       Twelve months ended June 30, 2002






                                   One Group
                                     Annual
                                     Report

                      One Group(R) Prime Money Market Fund
            One Group(R) U.S. Treasury Securities Money Market Fund
           One Group(R) U.S. Government Securities Money Market Fund
                    One Group(R) Municipal Money Market Fund
               One Group(R) Michigan Municipal Money Market Fund
                 One Group(R) Ohio Municipal Money Market Fund

                                                       ONE GROUP(R) Mutual Funds

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE




     This material must be preceded or accompanied by a current prospectus

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       1
                                                                          Report

One Group Money Market Funds
--------------------------------------------------------------------------------
Table of Contents

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    8
Statements of Assets and Liabilities .......................   27
Statements of Operations ...................................   28
Statements of Changes in Net Assets ........................   29
Financial Highlights .......................................   31
Notes to Financial Statements ..............................   34
Report of Independent Accountants ..........................   38
Trustees ...................................................   39
Officers ...................................................   40

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       2
Report

One Group Prime Money Market Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Roger Hale, member of the money market team, and Gary Madich, CFA and chief investment officer for fixed income securities.

How did the Fund perform for shareholders?
The seven-day yield on the Fund's I shares was 1.53% on June 30, 2002, compared to 3.63% on June 30, 2001.

Why did the Fund's yield decline from last year?
In response to the terrorist attacks of September 11, 2001, the Federal Reserve Board ("the Fed") cut interest rates three times, for a total reduction of 2 percentage points for calendar year 2001. Market yields fell in tandem with the Fed's action, and the Fund's yield followed suit. Although the nominal yield dropped significantly, the Fund met its primary goals of maintaining a stable share price and providing liquidity to shareholders.

How did you generate income in this rate environment?
We adjusted the Fund's weighted average maturity according to our expectations for economic growth and interest rate movements. Early in the period, the Fund's maturity was a bit shorter than average, because the economy showed signs of stabilizing. Usually, an improving economy increases the likelihood that the Fed will raise interest rates, and having a shorter average maturity gives us quick access to cash, so we can purchase securities at those higher rates. Unfortunately, the economic recovery moved more slowly than anticipated. So we lengthened the Fund's average maturity, which helped us capture relatively higher yields available from longer-term securities. Overall, our maturity strategy resulted in lower relative returns early in the year and higher relative returns by the end of the year.

What's your market outlook, and what does it mean for the Fund?
We expect the economy to gradually build momentum. Once it's clear that the expansion is on solid footing, we expect the Fed to take back some of its easing of last year by raising short-term interest rates. In response, we will position the Fund to take advantage of a higher interest rate environment.

Maturity Schedule*

1-2 days.....................................   7.0%
3-14 days....................................  12.1%
15-29 days...................................  21.3%
30-59 days...................................  24.2%
60-89 days...................................  17.3%
90+ days.....................................  18.1%
Average Weighted Maturity................... 64 days

Portfolio Allocation*

Commercial Paper.............................  43.1%
Corporate Notes/Medium Term Notes............  24.9%
Extendable Commercial Paper..................  10.0%
Funding Agreements...........................   8.1%
Repurchase Agreements/Investment Companies...   7.1%
Certificates of Deposit......................   5.7%
Municipal Notes..............................   1.1%

                                                     Average Annual Total Return
  Class of Shares  Inception   7 Day Yield   1 year   5 year   10 year   Since inception
      Class I       1/1/87        1.53%      2.14%    4.72%     4.59%         5.44%
      Class A       1/1/87        1.28%      1.88%    4.46%     4.33%         5.18%
      Class B       1/1/87        0.53%      1.12%    3.68%     3.55%         4.39%
      Class C       1/1/87        0.53%      1.12%    3.68%     3.55%         4.39%

* As of June 30, 2002. Portfolio composition subject to change.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), Class B (11/12/96) and Class C (5/31/00), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       3
                                                                          Report

One Group U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Christopher Mercy, member of the money market team, and Gary Madich, CFA and chief investment officer for fixed income securities.

What was the Fund's yield at year-end?
The seven-day yield on June 30, 2002, for the Fund's I shares was 1.53%, down from 3.36% on June 30, 2001. The change was due to the declining interest rate environment, which led to a 2-percentage-point drop in the federal funds rate during the fiscal year.

What caused rates to decline?
The Federal Reserve Board ("the Fed") took an aggressive easing stance after the September 11, 2001 terrorist attacks against the United States. The attacks generated a great deal of uncertainty in the financial markets and damaged an already fragile economy. The Fed, which had cut interest rates eight consecutive times by then, implemented another three cuts before the end of calendar year 2001, bringing the federal funds rate down to 1.75 percent.

How did you make the most of this declining rate environment?
Our key strategy was to extend the Fund's average maturity to capture the yield advantages of longer-term paper. This strategy was effective, because it allowed the Fund to participate as the market moved on changing expectations toward future Fed action. For a while, as economic growth appeared likely to come back strongly, the market expected the Fed to embark on an aggressive rate-tightening campaign. But that sentiment faded, as the economy cooled and corporate accounting problems rattled the markets.

We also maintained our conservative posture, never forgetting that our objective is to promote safety of principal and liquidity and generate yield advantages for our shareholders. We bought and sold securities along the entire money market yield curve (the graphic depiction of how yields change as maturities change) to enhance yield and limit the effects of reinvesting in a declining interest rate environment. In addition, our economic and securities analysis helped us make what we believe were effective buy and sell decisions.

What's your outlook for the market, and how will that influence your strategies? We expect a weak economic recovery with interest rates rising sometime in late 2002 or early 2003. Any further escalation in the Middle East tensions or the war on terrorism may have a negative psychological impact on the market. Additionally, the current corporate credibility problems may weigh heavily on investor confidence in the months ahead.

In the short run, these issues may push more investor money into money market funds and other cash equivalents. This may force interest rates lower, even if the Fed remains on hold. Given this climate, we expect to continue to incrementally increase the Fund's average maturity to enhance yield.

Maturity Schedule*

1-2 days......................   2.8%
3-14 days.....................   5.4%
15-29 days....................   0.0%
30-59 days....................  71.4%
60-89 days....................   6.5%
90+ days......................  13.9%
Average Weighted Maturity.... 59 days

Portfolio Allocation*

Repurchase Agreements.........  63.6%
U.S. Treasury Obligations.....  36.4%

Ratings/Approvals*

Moody's...........................Aaa
Standard & Poor's................AAAm
National Association of Insurance
  Commissioners.........NAIC Approved


                                                     Average Annual Total Return
  Class of Shares  Inception   7 Day Yield   1 year   5 year   10 year   Since inception
      Class I       1/1/87        1.53%      2.07%    4.46%     4.36%          5.17%
      Class A       1/1/87        1.28%      1.81%    4.20%     4.10%          4.91%
      Class B       1/1/87        0.53%      1.05%    3.42%     3.33%          4.12%
      Class C       1/1/87        0.53%      1.05%    3.42%     3.33%          4.12%

* As of June 30, 2002. Portfolio composition subject to change. Ratings are not recommendations to buy, sell, or hold securities of a Fund and may be revised or withdrawn at any time.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
Prior to the inception of Class A (2/18/92), Class B (11/21/96) and Class C (2/18/98), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       4
Report

One Group U.S. Government Securities Money Market Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Christopher Mercy, member of the money market team, and Gary Madich, CFA and chief investment officer for fixed income securities.

How did the Fund's yield change during the year?
The seven-day yield on the Fund's I shares was 1.48% on June 30, 2002, down from 3.56% on June 30, 2001.

The Fund's yield followed the general pattern of interest rates during the year. Following the terrorist attacks of September 11, 2001, which dealt a strong blow to an already weakened U.S. economy, the Federal Reserve Board ("the Fed") took action with a series of three interest-rate cuts in an effort to inject liquidity into the economy and renew investor confidence. After that, changing expectations about the future course of the Fed's monetary policy created strong volatility among cash equivalents.

So, from a big-picture perspective, should investors feel satisfied with the Fund's performance?
In light of all the events of the past fiscal year, coupled with the challenges of launching the Fund in the midst of a declining interest-rate environment, investors should be satisfied with the Fund's performance. Most important, we achieved our goals of providing safety of principal and liquidity for our shareholders.

What were your key strategies during the year?
Our key strategy was to extend the Fund's average maturity to capture the yield advantages of longer-term paper. This strategy was effective, because it allowed the Fund to participate as the market moved on changing expectations of future Fed action. When it appeared as though the economy would rebound strongly, nervous investors feared an aggressive Fed tightening campaign, and rates moved higher. But the likelihood of that action faded as the economy cooled off, and rates moved back down.

We also bought and sold securities along the entire money market yield curve (the graphic depiction of how yields change as maturities change) to enhance the Fund's yield and limit the effects of reinvesting in a declining rate environment. In addition, our economic and securities analysis helped us make what we believe were smart and timely buy and sell decisions.

What's your outlook for the economy and market?
We expect a gradual economic recovery with interest rates rising sometime in late 2002 or early 2003. Any escalation in the Middle East tensions or the war on terrorism may have a negative psychological impact on the market. Additionally, current corporate credibility problems may weigh heavily on investor confidence in the months ahead.

How will this outlook influence the Fund?
In the short run, these issues may push more investor money into money market funds and other cash equivalents. This may force interest rates lower, even if Fed monetary policy remains unchanged. Given this climate, we expect to continue to incrementally increase the Fund's average maturity to enhance yield.

Maturity Schedule*

1-2 days.....................................  39.9%
3-14 days....................................  17.7%
15-29 days...................................   0.0%
30-59 days...................................   3.7%
60-89 days...................................   8.9%
90+ days.....................................  29.8%
Average Weighted Maturity................... 63 days

Portfolio Allocation*

U.S. Government Agency Securities............  57.6%
Repurchase Agreements/Investment Companies...  41.0%
U.S. Treasury Obligations....................   1.4%

                                                      Average Annual Total Return
  Class of Shares  Inception   7 Day Yield   1 year         Since inception
      Class I       3/16/01       1.48%      2.17%               2.61%
      Class A       3/16/01       1.23%      1.91%               2.35%

* As of June 30, 2002. Portfolio composition subject to change.

The performance data quoted represents past performance and is not an indication of future results. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       5
                                                                          Report

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------
Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Thomas Cary, member of the money market team, and Gary Madich, CFA and chief investment officer for fixed income securities.

How did the Fund perform for shareholders?
The seven-day yield on the Fund's I share class was 1.09% on June 30, 2002, compared to 2.58% on June 30, 2001. For investors in the 38.6% federal income tax bracket, the 1.09% yield translates to a taxable-equivalent yield of 1.78%.

With the Federal Reserve Board ("the Fed") aggressively cutting interest rates during the period, short-term municipal yields declined to their lowest levels in 10 years. Consequently, the Fund's nominal yield was low, but we achieved the Fund's capital preservation objective, which should be good news to shareholders.

Given this climate, what were your key strategies?
In this falling interest rate environment, we continually looked for opportunities to extend the Fund's average maturity and lock in higher yields. At the beginning of the fiscal year we were able to increase the Fund's holdings in one-year notes offering attractive yields. Subsequent cash inflows during the year, after yields had started to decline, minimized the effects of our earlier extension efforts.
After the Fed's last rate cut in December 2001, we shifted our focus primarily to the short end of the yield curve and to structured weekly issues. We also turned to commercial paper to enhance the Fund's yield, due to the lack of supply of one-year municipal notes.

How did you avoid some troubled issues that emerged in the commercial paper market?
We relied on our stringent research and disciplined investment management style to focus solely on high-quality issues. For example, we stayed away from the deteriorating credit problems associated with the California power industry.

What is your market outlook, and how will you position the Fund, given your forecast?
At some point, the improving economy likely will prompt the Fed to raise rates, which would lead to higher money market yields. Of course, the timeframe for such action remains uncertain, so we will continue to adjust our strategy to focus on a flexible balance of variable- and fixed-rate securities. As always, our goal is to generate attractive yields for shareholders without sacrificing capital preservation.

Maturity Schedule*

1-2 days.....................................   3.8%
3-14 days....................................  73.7%
15-29 days...................................   5.1%
30-59 days...................................   5.4%
60-89 days...................................   2.6%
90+ days.....................................   9.1%
Average Weighted Maturity................... 36 days

Portfolio Allocation*

Weekly Demand Notes..........................  70.8%
Anticipation Notes...........................  10.8%
Tax Free Commercial Paper....................   9.1%
Monthly Demand Notes.........................   4.2%
Daily Demand Notes...........................   3.8%
Investment Companies.........................   0.7%
Municipal Notes..............................   0.6%
Alternative Minimum Tax......................  53.4%

                                                     Average Annual Total Return
  Class of Shares  Inception   7 Day Yield   1 year   5 year   10 year   Since inception
      Class I       6/4/87        1.09%      1.45%    2.89%     2.86%         3.56%
      Class A       6/4/87        0.84%      1.20%    2.63%     2.61%         3.31%

* As of June 30, 2002. Portfolio composition subject to change.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

Prior to the inception of Class A (2/18/92), performance is based on Class I share performance adjusted to reflect the deduction of fees and expenses.
The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       6
Report

One Group Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Thomas Cary, member of the money market team, and Gary Madich, CFA and chief investment officer for fixed income securities.

How did the Fund perform for shareholders?
The seven-day yield on the Fund's I share class was 1.04% on June 30, 2002, compared to 2.53% on June 30, 2001. For investors in the 38.6% federal income tax bracket and the 4.4% Michigan state income tax bracket, the 1.04% yield translates to a taxable-equivalent yield of 1.82%.

With the Federal Reserve Board ("the Fed") aggressively cutting interest rates during the period, yields on short-term municipal securities declined to their lowest levels in 10 years. The Fund's nominal yield may have been low, but we believe that shareholders looking for capital preservation during a challenging time should be satisfied with the Fund's performance.

How did the state's economy affect the Michigan municipal market?
Michigan's economy has declined sharply since mid-2000, and it has lagged the national economy for the 12-month period ended June 30, 2002. The unemployment rate at the state level was 6.5% compared to the national unemployment rate of 5.9% as of June 30, 2002. The state also faced a potential rising deficit of $1 billion during the period. But thanks to a rainy-day surplus fund and close monitoring of the previous years' budgets, the shortfall fell to approximately $350 million. The state is also poised to remedy its deficit by adjusting its revenue forecasts, cutting spending, drawing on its reserves, and issuing new short-term debt. Despite these pressures, yields on Michigan securities fell in line with national yields as would be expected in a falling interest rate environment.

How did you seek to generate income in the declining rate environment?
During the current period, we continually looked for opportunities to extend the average maturity and lock in higher yields. Nevertheless, we were unable to increase the Fund's position in one-year notes, due to the virtual absence of new-issue supply. To benefit from declining interest rates, Michigan municipalities and school districts favored variable-rate over fixed-rate financing. As a result, the bulk of new issuance in the market was in the floating rate sector. Therefore, we primarily focused on structured weekly issues, and we looked to enhance yield with modest commercial paper purchases.

What is your market outlook, and how will you position the Fund, given your forecast?
At some point, the improving economy likely will prompt the Fed to raise rates, which should lead to higher money market yields. We also expect the Michigan legislature to continue to deal with budgetary deficits, but it should be able to raise revenues and cut costs to avoid any major declines in the state's credit rating. In our attempt to provide competitive returns for shareholders, we will continue to adjust our strategy to focus on a flexible balance of variable- and fixed-rate securities.

Maturity Schedule*

1-2 days.....................................   3.5%
3-14 days....................................  73.0%
15-29 days...................................   5.5%
30-59 days...................................   7.7%
60-89 days...................................   0.0%
90+ days.....................................  10.3%
Average Weighted Maturity................... 24 days

Portfolio Allocation*

Weekly Demand Notes..........................  73.0%
Tax Free Commercial Paper....................  15.1%
Municipal Bonds..............................   8.4%
Daily Demand Notes...........................   3.5%
Alternative Minimum Tax......................  40.8%

                                                     Average Annual Total Return
  Class of Shares  Inception   7 Day Yield   1 year   5 year   10 year   Since inception
      Class I      1/31/91        1.04%      1.41%    2.84%     2.73%         2.82%
      Class A      1/31/91        0.79%      1.16%    2.58%     2.58%         2.69%

* As of June 30, 2002. Portfolio composition subject to change.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       7
                                                                          Report

One Group Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Thomas Cary, member of the money market team, and Gary Madich, CFA and chief investment officer for fixed income securities.

How did the Fund perform for shareholders?
The seven-day yield on the Fund's I share class was 0.99% on June 30, 2002, compared to 2.53% on June 30, 2001. For investors in the 38.6% federal income tax bracket and the 7.0% Ohio state income tax bracket, the 0.99% yield translates to a taxable-equivalent yield of 1.82%.

As the Federal Reserve Board ("the Fed") aggressively cut interest rates during the period, yields on short-term municipal securities declined to their lowest levels in 10 years. Although the Fund's nominal yield was low, shareholders looking for capital preservation during a challenging time should be satisfied with the Fund's performance.

How did Ohio's economy fare?
The Ohio economy fared slightly better than the national economy during the year. As of June 30, 2002, Ohio's unemployment figure was 5.6 percent compared to the U.S. average of 5.9 percent. As the economy slowed, the state faced a projected $1.9 billion budget shortfall. The state has been able to address budgetary concerns however, with its rainy day surplus fund, some cigarette tax increases, and with the possibility of issuing short-term notes.

How did you seek to generate income for shareholders?
With interest rates declining, we continually looked for opportunities to lock in attractive yields by extending the Fund's average maturity. Early in the fiscal year we were able to increase the Fund's holdings in six-month and one-year notes offering attractive yields. But subsequent cash inflows during the year, after yields had started to decline, minimized the effects of our earlier extension efforts. After the Fed's last rate cut in December 2001, we shifted our focus mostly to the variable-rate sector.

Were credit-quality issues a concern?
We were able to avoid deteriorating credits, which were concentrated primarily in the power industry, by relying on our in-depth research effort and our disciplined investment management approach. As always, our focus was on high-quality securities that offer stability and liquidity for our shareholders.

What is your market outlook, and how will you position the Fund, given your forecast?
At some point, the improving economy likely will prompt the Fed to raise rates, which would lead to higher money market yields. The Ohio legislature should also be able to raise revenues, cut costs and get the state's economy back on a positive track in the near-term. In our attempt to provide competitive returns for shareholders, we will continue to adjust our strategy to focus on a flexible balance of variable- and fixed-rate securities.

Maturity Schedule*

1-2 days.....................................   7.5%
3-14 days....................................  80.5%
15-29 days...................................   0.0%
30-59 days...................................   1.3%
60-89 days...................................   0.0%
90+ days.....................................  10.7%
Average Weighted Maturity................... 32 days

Portfolio Allocation*

Weekly Demand Notes..........................  80.5%
Anticipation Notes...........................  10.7%
Daily Demand Notes...........................   7.5%
Tax Free Commercial Paper....................   1.3%
Alternative Minimum Tax......................  47.7%

                                                    Average Annual Total Return
  Class of Shares  Inception   7 Day Yield   1 year   5 year   Since inception
      Class I       6/9/93        0.99%       1.43%    2.87%        2.88%
      Class A      1/26/93        0.74%       1.17%    2.61%        2.66%

* As of June 30, 2002. Portfolio composition subject to change.

The performance data quoted represents past performance and is not an indication of future results. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The total return set forth may reflect the waiver of a portion of the Fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.
The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       8
Report

One Group Prime Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Commercial Paper (43.2%):
Asset Backed (32.2%):
$ 93,824    Aquinas Funding L.L.C., 2.00%,
              7/8/02 (b) .................  $    93,788
 150,000    Atlantis One Funding Corp.,
              1.98%, 12/4/02 .............      148,713
 120,000    Bavaria Universal Funding
              Corp., 1.82%, 10/15/02*
              (b) ........................      120,000
  50,000    Bavaria Universal Funding
              Corp., 1.82%, 11/12/02*
              (b) ........................       49,998
  40,000    Beta Finance, Inc., 2.02%,
              9/16/02 (b) ................       39,827
  55,091    Concord Minutemen Capital Co.,
              L.L.C., 1.82%, 7/30/02
              (b) ........................       55,010
  95,506    Concord Minutemen Capital Co.,
              L.L.C., 1.91%, 8/8/02
              (b) ........................       95,313
  50,000    Corporate Receivables Corp.,
              1.81%, 8/1/02 (b) ..........       49,922
  53,924    Crown Point Capital Co.,
              L.L.C., 1.95%, 7/18/02
              (b) ........................       53,874
  95,000    Crown Point Capital Co.,
              L.L.C., 1.81%, 8/6/02
              (b) ........................       94,828
 100,460    Crown Point Capital Co.,
              L.L.C., 1.85%, 8/20/02
              (b) ........................      100,202
 100,475    Crown Point Capital Co.,
              L.L.C., 1.85%, 8/21/02
              (b) ........................      100,212
  74,000    Dorada Finance, Inc., 2.00%,
              7/8/02 (b) .................       73,971
  50,000    Dorada Finance, Inc., 1.83%,
              9/30/02 (b) ................       49,769
  40,000    Forrestal Funding Master
              Trust, 1.80%, 7/10/02
              (b) ........................       39,982
 100,000    Galaxy Funding, Inc., 1.81%,
              7/10/02 (b) ................       99,955
 105,000    Galaxy Funding, Inc., 1.83%,
              9/10/02 (b) ................      104,621
  90,000    Galaxy Funding, Inc., 1.85%,
              9/12/02 (b) ................       89,668
 100,000    Galaxy Funding, Inc., 2.02%,
              11/7/02 (b) ................       99,276
 100,000    Halogen Capital Co., L.L.C.,
              1.90%, 7/11/02 (b) .........       99,947
 110,000    Independence Funding L.L.C.,
              1.91%, 9/12/02 (b) .........      109,574
 105,000    K2 (USA) L.L.C., 2.14%,
              10/10/02 (b) ...............      104,368
  53,500    K2 (USA) L.L.C., 2.12%,
              10/15/02 (b) ...............       53,161
  75,500    K2 (USA) L.L.C., 2.04%,
              10/21/02 (b) ...............       75,021
  44,000    K2 (USA) L.L.C., 2.03%,
              11/22/02 (b) ...............       43,643
 100,000    Kitty Hawk Funding Corp.,
              2.15%, 9/20/02 (b) .........       99,516

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Commercial Paper, continued:
Asset Backed, continued:
$100,000    Lexington Parker Capital Co.,
              L.L.C, 1.95%, 7/25/02
              (b) ........................  $    99,870
 100,000    Lexington Parker Capital Co.,
              L.L.C., 1.90%, 7/26/02
              (b) ........................       99,868
 100,000    Lexington Parker Capital Co.,
              L.L.C., 2.00%, 8/28/02
              (b) ........................       99,678
  25,000    Liquid Funding, Ltd., 1.83%,
              7/23/02 (b) ................       24,972
  97,000    Moat Funding L.L.C., 1.94%,
              7/1/02 (b) .................       97,000
  30,000    Moat Funding L.L.C., 1.91%,
              7/3/02 (b) .................       29,997
 100,000    Moat Funding L.L.C., 2.13%,
              8/2/02 (b) .................       99,811
  75,000    Moat Funding L.L.C., 1.97%,
              8/12/02 (b) ................       74,828
  50,000    Moat Funding L.L.C., 1.88%,
              9/17/02 (b) ................       49,796
 100,000    Moat Funding L.L.C., 2.27%,
              10/4/02 (b) ................       99,401
  85,000    Montauk Funding Corp., 1.80%,
              8/27/02 (b) ................       84,758
  40,000    Sheffield Receivables Corp.,
              1.82%, 9/3/02 (b) ..........       39,871
  69,000    Sigma Finance, Inc., 1.73%,
              7/18/02 (b) ................       68,944
  43,600    Sigma Finance, Inc., 1.91%,
              8/1/02 (b) .................       43,528
 100,000    Sigma Finance, Inc., 1.93%,
              8/5/02 (b) .................       99,812
 100,000    Sigma Finance, Inc., 1.93%,
              8/8/02 (b) .................       99,796
  60,000    Sigma Finance, Inc., 1.95%,
              8/22/02 (b) ................       59,831
  50,000    Sigma Finance, Inc., 2.39%,
              1/17/03 (b) ................       49,336
  50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.88%, 7/2/02 (b) ..........       49,997
  50,000    Special Purpose Accounts
              Receivable Cooperative,
              1.88%, 7/3/02 (b) ..........       49,995
 150,000    Special Purpose Accounts
              Receivable Cooperative,
              1.95%, 7/29/02 (b) .........      149,773
 100,000    Special Purpose Accounts
              Receivable Cooperative,
              1.93%, 8/5/02 (b) ..........       99,812
                                            -----------
                                              3,814,833
                                            -----------
Banking (11.0%):
 100,000    AB Spintab (5% Swedbank),
              1.95%, 8/5/02 ..............       99,810

Continued

One Group Prime Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       9
                                                                          Report

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Commercial Paper, continued:
Banking, continued:
$200,000    AB Spintab (5% Swedbank),
              1.80%, 9/10/02 .............  $   199,291
  47,000    Banco Rio De La Plata S.A.,
              1.89%, 9/9/02 ..............       46,827
  20,000    Banco Rio De La Plata S.A.,
              2.05%, 9/9/02 ..............       19,920
 100,000    Barclays U.S. Funding Corp.,
              1.81%, 9/4/02 ..............       99,673
  50,000    Depfa Bank Europe, Plc, 1.90%,
              12/11/02 ...................       49,571
  60,000    Depfa Bank Europe, Plc, 1.90%,
              12/17/02 ...................       59,466
 100,000    Natexis U.S. Finance Corp.,
              2.20%, 3/7/03 ..............       98,482
 100,000    Santander Central Hispano
              Finance Delaware, Inc.,
              2.02%, 8/30/02 .............       99,663
  45,000    Santander Central Hispano
              Finance Delaware, Inc.,
              1.86%, 9/12/02 .............       44,830
  90,000    Santander Central Hispano
              Finance Delaware, Inc.,
              2.21%, 2/25/03 .............       88,680
  42,500    Stadshypotek Delaware, 1.80%,
              8/7/02 (b) .................       42,421
 100,000    Swedbank Foreningssparbanken
              AB, 2.17%, 9/6/02 ..........       99,596
  50,000    UBN Delaware, Inc., 1.80%,
              9/13/02 ....................       49,815
  50,000    UBN Delaware, Inc., 1.82%,
              9/19/02 ....................       49,798
  50,000    UBN Delaware, Inc., 2.01%,
              11/27/02 ...................       49,584
  50,000    UBN Delaware, Inc., 2.02%,
              12/6/02 ....................       49,557
  40,000    UBN Delaware, Inc., 2.02%,
              12/6/02 ....................       39,646
  25,000    UBN Delaware, Inc., 1.95%,
              12/13/02 ...................       24,777
                                            -----------
                                              1,311,407
                                            -----------
  Total Commercial Paper                      5,126,240
                                            -----------
Extendable Commercial Notes (10.0%):
Asset Backed (10.0%):
  31,000    ASAP Funding Ltd., 1.86%,
              7/2/02 (b) .................       30,998
 200,000    ASAP Funding Ltd., 1.84%,
              7/30/02 (b) ................      199,704
  67,000    Brahms Funding Corp., 1.85%,
              7/26/02 (b) ................       66,914
 200,000    Dakota (Citibank Credit Card
              Master Trust), 1.80%,
              7/22/02 (b) ................      199,789

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Extendable Commercial Notes, continued:
Asset Backed, continued:
$100,000    Dakota (Citibank Credit Card
              Master Trust), 1.80%,
              7/23/02 (b) ................  $    99,890
 177,000    Dakota (Citibank Credit Card
              Master Trust), 1.82%,
              7/30/02 (b) ................      176,740
 100,000    Dakota (Citibank Credit Card
              Master Trust), 1.81%,
              8/19/02 (b) ................       99,754
  65,000    Fenway Funding L.L.C., 1.88%,
              9/3/02 (b) .................       64,783
 150,000    Witmer Funding L.L.C., 1.90%,
              7/16/02 (b) ................      149,881
 100,000    Witmer Funding L.L.C., 1.84%,
              7/19/02 (b) ................       99,908
                                            -----------
  Total Extendable Commercial Notes           1,188,361
                                            -----------
Municipal Notes (1.1%):
New York (1.1%):
 135,150    New York City Transitional
              Finance Authority, Revenue,
              Series B, 1.85%, 5/1/30,
              LIQ: Westdeutsche
              Landesbank* ................      135,150
                                            -----------
  Total Municipal Notes                         135,150
                                            -----------
Corporate Notes/Medium Term Notes (24.9%):
Asset Backed (22.3%):
  25,000    Belford Funding Co., L.L.C.,
              1.84%, 2/18/03* (b) ........       25,000
  50,000    Belford Funding Co., L.L.C.,
              1.83%, 4/15/03* (b) ........       50,000
 100,000    Beta Finance, Inc., 2.72%,
              5/27/03 (b) ................      100,000
 100,000    Beta Finance, Inc., 2.53%,
              6/20/03 (b) ................      100,000
 103,000    Blue Heron Funding Ltd.,
              1.89%, 10/18/02* (b) .......      103,000
  25,000    CC (U.S.A), Inc., 2.24%,
              11/7/02 (b) ................       25,026
 150,000    K2 (USA) L.L.C., 3.38%,
              9/16/02 (b) ................      150,000
  50,000    K2 (USA) L.L.C., 2.78%,
              3/13/03 (b) ................       50,000
  33,000    K2 (USA) L.L.C., 2.58%,
              5/15/03 (b) ................       32,985
  70,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.79%,
              7/9/02* (b) ................       70,000
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 3.39%,
              10/10/02 (b) ...............       50,000

Continued

One Group Prime Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       10
Report

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Corporate Notes/Medium Term Notes, continued:
Asset Backed, continued:
$ 75,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.93%,
              1/17/03* (b) ...............  $    74,996
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.86%,
              2/14/03* (b) ...............       49,997
 150,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 1.81%,
              2/18/03* (b) ...............      149,976
  25,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 2.53%,
              3/17/03 (b) ................       25,015
  20,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 2.91%,
              4/8/03 (b) .................       20,059
  50,000    Liberty Lighthouse U.S.
              Capital Co., L.L.C., 3.07%,
              4/8/03 (b) .................       50,000
  50,000    Links Finance L.L.C., 1.83%,
              7/15/02* (b) ...............       50,000
 100,000    Links Finance L.L.C., 3.36%,
              9/20/02 (b) ................      100,000
  50,000    Links Finance L.L.C., 2.80%,
              3/17/03 (b) ................       50,000
  90,000    Links Finance L.L.C., 2.96%,
              3/31/03 (b) ................       90,155
  75,000    Links Finance L.L.C., 2.65%,
              5/22/03 (b) ................       75,000
 255,000    Racers Series 00-7-MM, 1.89%,
              10/30/02* (b) ..............      254,999
  97,500    Racers Series 01-40-C, 1.84%,
              12/20/02* (b) ..............       97,432
 200,000    Racers Series 01-8-MM, 1.89%,
              4/1/03* (b) ................      200,000
  50,000    Racers Series 02-17-C, 1.78%,
              5/15/03* (b) ...............       49,924
  47,500    Racers Series 02-8-C, 1.83%,
              3/3/03* (b) ................       47,456
 100,000    Racers Series 99-35-MM-ZCMT,
              1.89%, 12/16/02* (b) .......      100,000
  75,000    Sigma Finance, Inc., 3.38%,
              10/11/02 (b) ...............       75,000
  50,000    Sigma Finance, Inc., 2.85%,
              3/25/03 (b) ................       50,000
 122,500    Structured Products Asset
              Return Certificates, Series
              01-13, 1.98%, 7/24/02*
              (b) ........................      122,500
  75,000    Syndicated Loan Funding Trust,
              Series 02-1, 1.94%, 5/9/03*
              (b) ........................       75,000

Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Corporate Notes/Medium Term Notes, continued:
Asset Backed, continued:
$ 95,000    Syndicated Loan Funding Trust,
              Series 02-4, 1.94%, 3/17/03*
              (b) ........................  $    95,000
                                            -----------
                                              2,658,520
                                            -----------
Banking (1.3%):
 100,000    American Express Centurion
              Bank, 1.84%, 6/26/03* ......      100,000
  50,000    Union Bank of Switzerland,
              1.94%, 3/14/03* (b) ........       50,000
                                            -----------
                                                150,000
                                            -----------
Financial Services (1.3%):
 100,000    American Express Credit Corp.,
              1.84%, 2/26/03* ............      100,000
  50,000    American Express Credit Corp.,
              1.83%, 4/16/03* ............       50,000
                                            -----------
                                                150,000
                                            -----------
  Total Corporate Notes/Medium Term Notes     2,958,520
                                            -----------
Funding Agreements (8.1%):
Insurance (8.1%):
  75,000    AIG Life Insurance Co., 2.12%,
              7/27/03* ...................       75,000
  50,000    Allstate Life Insurance Co.,
              2.02%, 9/4/02* .............       50,000
 100,000    Allstate Life Insurance Co.,
              2.05%, 3/17/03* ............      100,000
  75,000    General Electric Capital
              Assurance Co., 1.99%,
              5/3/03* ....................       75,000
 100,000    Jackson National Life
              Insurance Co., 2.09%,
              7/7/03* ....................      100,000
 100,000    Metropolitan Life Insurance
              Co., 1.96%, 3/17/03* .......      100,000
 265,000    Peoples Benefit Life Insurance
              Co., 2.08%, 5/9/03* ........      265,000
  50,000    Peoples Benefit Life Insurance
              Co., 2.08%, 7/11/03* .......       50,000
  50,000    Transamerica Life Insurance &
              Annuity Co., 2.11%,
              12/9/02* ...................       50,000
 100,000    Transamerica Life Insurance &
              Annuity Co., 2.06%, 7/11/03*
              (b) ........................      100,000
                                            -----------
  Total Funding Agreements                      965,000
                                            -----------
Certificates of Deposit (5.7%):
Banking (3.6%):
 200,000    Barclays Bank, Plc, 1.96%,
              9/13/02 ....................      200,000
 100,000    Deutsche Bank AG, 2.16%,
              12/31/02 ...................       99,990
  50,000    Natexis Banque Populaires,
              2.15%, 9/5/02 ..............       50,000

Continued

One Group Prime Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       11
                                                                          Report


Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Certificates of Deposit, continued:
Banking, continued:
$ 50,000    Natexis Banque Populaires,
              2.06%, 10/25/02 ............  $    50,002
  25,000    UBS AG Stamford, 2.75%,
              3/13/03 ....................       25,067
                                            -----------
                                                425,059
                                            -----------
Yankee (2.1%):
  50,000    Swedbank, 2.00%, 9/18/02 .....       50,000
 200,000    Union Bank of Switzerland,
              1.86%, 7/31/02 .............      200,000
                                            -----------
                                                250,000
                                            -----------
  Total Certificates of Deposit                 675,059
                                            -----------

 Shares
   or
Principal
 Amount          Security Description          Value
---------   ------------------------------  -----------
Repurchase Agreements (2.0%):
$236,798    Mortgage Backed Joint
              Repurchase Agreement, 1.99%,
              7/1/02 (Proceeds at maturity
              $236,837, collateralized by
              various U.S. Government
              securities) ................  $   236,798
                                            -----------
  Total Repurchase Agreements                   236,798
                                            -----------
Investment Companies (5.0%):
 600,000    STIC Liquid Assets
              Portfolio ..................  $   600,000
                                            -----------
  Total Investment Companies                    600,000
                                            -----------
Total (Amortized Cost $11,885,128)(a)       $11,885,128
                                            ===========

------------
Percentages indicated are based on net assets of $11,889,225.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A and/or Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       12
Report

One Group U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Principal
  Amount         Security Description         Value
----------   -----------------------------  ----------
U.S. Treasury Obligations (35.3%):
U.S. Treasury Bills (25.9%):
$   75,000   8/1/02 ......................  $   74,881
   175,000   8/8/02 ......................     174,673
   350,000   8/15/02 .....................     349,223
   165,000   8/22/02 .....................     164,566
   150,000   8/29/02 .....................     149,544
   150,000   9/5/02 ......................     149,480
   100,000   9/19/02 .....................      99,541
    75,000   10/24/02 ....................      74,548
   200,000   11/14/02 ....................     198,580
   100,000   11/21/02 ....................      99,247
    75,000   12/5/02 .....................      74,382
    75,000   12/12/02 ....................      74,366
    75,000   12/19/02 ....................      74,373
   150,000   12/26/02 ....................     148,685
                                            ----------
                                             1,906,089
                                            ----------
U.S. Treasury Notes (9.4%):
   138,000   6.00%, 7/31/02 ..............     138,235
   100,000   6.25%, 7/31/02 ..............     100,186
   100,000   6.38%, 8/15/02 ..............     100,312
    75,000   6.13%, 8/31/02 ..............      75,447
   100,000   5.75%, 10/31/02 .............     101,121
    50,000   5.13%, 12/31/02 .............      50,701
    25,000   4.63%, 2/28/03 ..............      25,316
    50,000   4.25%, 3/31/03 ..............      50,703
    50,000   4.00%, 4/30/03 ..............      50,607
                                            ----------
                                               692,628
                                            ----------
  Total U.S. Treasury Obligations            2,598,717
                                            ----------

Principal
  Amount         Security Description         Value
----------   -----------------------------  ----------
Repurchase Agreements (61.8%):
$1,400,000   GNMA Joint Repurchase
               Agreement, 1.96%, 7/1/02
               (Proceeds at maturity
               $1,400,229, collateralized
               by various U.S. Government
               securities) ...............  $1,400,000
    50,000   Morgan Stanley, 1.98%,
               10/9/02 (Proceeds at
               maturity $50,495,
               collateralized by various
               U.S. Government
               securities) ...............      50,000
 2,740,153   Treasury Joint Repurchase
               Agreement, 1.91%, 7/1/02
               (Proceeds at maturity
               $2,740,589, collateralized
               by various U.S. Treasury
               securities) ...............   2,740,153
   200,000   UBS Warburg, 1.79%, 7/11/02
               (Proceeds at maturity
               $200,895, collateralized by
               various U.S. Treasury
               securities) ...............     200,000
    50,000   UBS Warburg, 1.98%, 10/9/02
               (Proceeds at maturity
               $50,495, collateralized by
               various U.S. Treasury
               securities) ...............      50,000
   100,000   UBS Warburg, 2.00%, 10/15/02
               (Proceeds at maturity
               $101,000, collateralized by
               various U.S. Treasury
               securities) ...............     100,000
                                            ----------
  Total Repurchase Agreements                4,540,153
                                            ----------
Total (Amortized Cost $7,138,870)(a)        $7,138,870
                                            ==========

------------
Percentages indicated are based on net assets of $7,353,342.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       13
                                                                          Report

One Group U.S. Government Securities Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
(Amounts in thousands)


Principal
 Amount           Security Description          Value
---------   ---------------------------------  --------
U.S. Government Agency Securities (57.6%):
Fannie Mae (24.0%):
$ 15,000    1.90%, 7/2/02 ...................  $ 14,999
  24,117    1.78%, 7/3/02 ...................    24,115
  15,000    1.90%, 7/9/02 ...................    14,994
  12,000    1.83%, 8/7/02 ...................    11,977
  10,000    1.86%, 8/21/02 ..................     9,974
   6,110    1.88%, 9/11/02 ..................     6,087
  15,000    1.88%, 9/18/02 ..................    14,938
  20,000    2.28%, 10/4/02 ..................    19,880
  25,000    2.30%, 11/1/02 ..................    24,804
  10,000    1.80%, 12/11/02 .................     9,919
  20,000    2.46%, 2/7/03 ...................    19,699
  11,100    5.00%, 2/14/03 ..................    11,298
  40,000    1.72%, 5/7/03* ..................    39,990
                                               --------
                                                222,674
                                               --------
Federal Home Loan Bank (12.8%):
  20,500    1.93%, 9/4/02 ...................    20,429
  25,000    1.92%, 11/29/02 .................    24,799
  20,000    1.73%, 12/12/02* ................    19,998
  26,667    1.86%, 1/14/03 ..................    26,394
   6,000    2.20%, 2/14/03, Callable 8/14/02
              @ 100 .........................     6,000
   6,000    2.75%, 6/13/03, Callable 9/13/02
              @ 100 .........................     6,000
  15,000    1.83%, 3/5/04* ..................    15,000
                                               --------
                                                118,620
                                               --------
Freddie Mac (20.2%):
  15,000    1.85%, 7/8/02 ...................    14,995
  12,000    1.84%, 8/16/02 ..................    11,972
  18,775    1.88%, 9/12/02 ..................    18,703
  22,657    2.28%, 9/25/02 ..................    22,534
  25,000    2.51%, 11/1/02 ..................    25,000
  27,000    1.90%, 11/7/02 ..................    26,816
   8,000    2.05%, 12/4/02 ..................     7,929
   8,000    2.24%, 1/2/03 ...................     7,908
  22,000    2.57%, 1/8/03 ...................    21,700
   5,000    2.12%, 1/10/03 ..................     4,943

 Shares
   or
Principal
 Amount           Security Description          Value
---------   ---------------------------------  --------
U.S. Government Agency Securities, continued:
Freddie Mac, continued:
$  9,000    2.70%, 5/21/03, Callable 8/21/02
              @ 100 .........................  $  9,000
   6,000    2.45%, 6/17/03, Callable 9/17/02
              @ 100 .........................     6,000
  10,000    1.85%, 7/8/03* ..................     9,997
                                               --------
                                                187,497
                                               --------
Student Loan Marketing Assoc. (0.6%):
   6,000    2.65%, 6/13/03 ..................     5,999
                                               --------
  Total U.S. Government Agency Securities       534,790
                                               --------
U.S. Treasury Obligations (1.4%):
U.S. Treasury Bills (1.4%):
  13,000    1.91%, 11/21/02 .................    12,902
                                               --------
  Total U.S. Treasury Obligations                12,902
                                               --------
Repurchase Agreements (33.5%):
 280,306    Government Agency Joint
              Repurchase Agreement, 1.96%,
              7/1/02 (Proceeds at maturity
              $280,352, collateralized by
              various U.S. Government
              securities) ...................   280,306
  20,000    Morgan Stanley, 1.85%, 7/15/02
              (Proceeds at maturity $20,094,
              collateralized by various U.S.
              Government securities) ........    20,000
  10,000    Morgan Stanley, 2.08%, 10/2/02
              (Proceeds at maturity $10,103,
              collateralized by various U.S.
              Government securities) ........    10,000
                                               --------
  Total Repurchase Agreements                   310,306
                                               --------
Investment Companies (7.5%):
  35,000    STIT Government & Agency
              Portfolio .....................    35,000
  35,000    STIT Treasury Portfolio .........    35,000
                                               --------
  Total Investment Companies                     70,000
                                               --------
Total (Amortized Cost $927,998)(a)             $927,998
                                               ========

------------
Percentages indicated are based on net assets of $927,626.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       14
Report

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Anticipation Notes (11.3%):
Colorado (3.0%):
 $45,000    General Fund Tax & Revenue,
              3.00%, 6/27/03 ...............  $   45,653
  10,000    Housing Financial Authority,
              Multi-Family, Class I, Series,
              A-1, 1.60%, 7/1/03 ...........      10,000
                                              ----------
                                                  55,653
                                              ----------
Georgia (0.8%):
  15,000    Cobb County Housing Authority,
              Sedgewick Apartments Project,
              1.95%, 12/16/02, Callable
              9/16/02 @ Par, GIC:
              Pacific Life (b) .............      15,000
                                              ----------
Idaho (1.4%):
  25,000    TANS GO, 3.00%, 6/30/03 ........      25,336
                                              ----------
Iowa (0.5%):
   8,250    State School Cash Anticipation
              Program, 2.75%, 6/20/03, LOC:
              FSA ..........................       8,337
                                              ----------
Michigan (0.3%):
   3,600    Higher Education Student Loan
              Authority, Revenue, Series
              XII-Y, AMT, 1.30%, 9/1/36,
              LOC: AMBAC, LIQ: Lloyds
              Bank* ........................       3,600
   2,465    Jackson Public Schools, 2.20%,
              8/22/02, LOC:
              Comerica Bank ................       2,467
                                              ----------
                                                   6,067
                                              ----------
Mississippi (0.8%):
  14,130    Home Corp. Single Family
              Mortgage, Series 02A, Roaring
              Fork 02-2, 1.80%, 6/1/34, LOC:
              GNMA, FNMA,
              LIQ: BONY ....................      14,130
                                              ----------
Ohio (0.7%):
   4,470    Butler County GO, 2.25%,
              11/15/02 .....................       4,481
   8,663    University of Cincinnati, Series
              C, 2.10%, 3/19/03 ............       8,697
                                              ----------
                                                  13,178
                                              ----------
Tennessee (1.4%):
  25,000    Local Development Authority
              Revenue, 2.75%, 6/11/03 ......      25,252
                                              ----------
Texas (1.9%):
  35,000    State, Tax Revenue, Series
              A-L32, 3.75%, 8/29/02 ........      35,071
                                              ----------
Wisconsin (0.5%):
   5,150    Elkhorn Area School District
              BAN, 2.15%, 6/2/03, Callable
              12/2/02 @ Par ................       5,162

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Anticipation Notes, continued:
Wisconsin, continued:
 $ 3,300    Stevens Point Area Public School
              District BAN, 2.25%, 6/2/03,
              Callable 10/1/02 @ Par .......  $    3,305
                                              ----------
                                                   8,467
                                              ----------
  Total Anticipation Notes                       206,491
                                              ----------
Municipal Notes (0.7%):
New York (0.5%):
   9,000    New York City Transitional
              Finance Authority, Revenue,
              New York City Recovery Notes,
              Series A, 3.25%, 10/2/02 .....       9,026
                                              ----------
Ohio (0.2%):
   3,000    Dublin City School District,
              School Facilities Construction
              & Improvement Notes, GO,
              Series B, 2.12%, 11/14/02 ....       3,002
                                              ----------
  Total Municipal Notes                           12,028
                                              ----------
Tax Free Commercial Paper (9.5%):
Alabama (2.4%):
  22,100    Phenix County IDA, Mead Paper,
              Series 88, AMT, 1.50%, 7/3/02,
              LOC: ABN AMRO ................      22,100
  21,900    Phenix County IDA, Mead Paper,
              Series 88, AMT, 2.00%, 8/1/02,
              LOC: ABN AMRO ................      21,900
                                              ----------
                                                  44,000
                                              ----------
Colorado (1.8%):
  22,400    Airport System Revenue, Series
              97-A, AMT, 1.65%, 8/2/02, LOC:
              Bayerische Landsbank .........      22,400
   5,000    Regional Transportation District
              Revenue, AMT, 1.35%, 8/1/02,
              LOC: Westdeutsche
              Landesbank ...................       5,000
   5,000    Regional Transportation District
              Revenue, AMT, 1.40%, 10/1/02,
              LOC: Westdeutsche
              Landesbank ...................       5,000
                                              ----------
                                                  32,400
                                              ----------
Indiana (2.2%):
  24,700    Development Finance Authority,
              Solid Waste-Pure Air
              Authority, Series 90, AMT,
              1.70%, 8/9/02, LOC: Landesbank
              Hessen .......................      24,700

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       15
                                                                          Report

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Tax Free Commercial Paper, continued:
Indiana, continued:
 $15,000    Development Finance Authority,
              Solid Waste-Pure Air
              Authority, Series 91, AMT,
              1.70%, 8/9/02, LOC: Landesbank
              Hessen .......................  $   15,000
                                              ----------
                                                  39,700
                                              ----------
Michigan (1.7%):
   5,000    State Housing Development
              Authority, Multi-Family
              Housing, Series A, AMT, 1.75%,
              8/5/02, LOC: Landesbank
              Hessen .......................       5,000
   6,000    State Housing Development
              Authority, Multi-Family
              Housing, Series A, AMT, 1.80%,
              8/5/02, LOC: Landesbank Hessen
              Thueringen ...................       6,000
   3,600    State Housing Development
              Authority, Multi-Family
              Housing, AMT, 1.45%, 11/1/02,
              LOC: Landesbank Hessen
              Thueringen ...................       3,600
  16,815    University of Michigan, Series
              C, 1.60%, 7/22/02 ............      16,815
                                              ----------
                                                  31,415
                                              ----------
Nevada (0.7%):
  12,000    Las Vegas Water District, Series
              A, GO, 1.45%, 10/7/02, LOC:
              West Deutsche Landesbank .....      12,000
                                              ----------
West Virginia (0.7%):
  13,400    Public Energy Authority,
              Revenue, Morgantown Energy
              Assoc., Series 89-A, AMT,
              1.70%, 7/12/02, LOC: Dexia
              Credit Local De France .......      13,400
                                              ----------
  Total Tax Free Commercial Paper                172,915
                                              ----------
Daily Demand Notes (4.0%):
Kentucky (0.8%):
   5,200    Lexington Fayette Urban County
              Airport Revenue, AMT, 1.95%,
              4/1/24, LOC: MBIA* ...........       5,200
   3,800    Lexington-Fayette Urban County
              Airport Corp., Revenue, Series
              C, AMT, 1.95%, 7/1/13, LOC:
              MBIA* ........................       3,800
   5,600    Lexington-Fayette Urban County
              Airport Corp., Revenue, Series
              A, AMT, 1.95%, 7/1/28, LOC:
              MBIA* ........................       5,600
                                              ----------
                                                  14,600
                                              ----------

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Daily Demand Notes, continued:
Michigan (0.2%):
 $ 4,400    University of Michigan, Hospital
              Revenue, Series 92-A, 1.80%,
              12/1/19* .....................  $    4,400
                                              ----------
Missouri (0.2%):
   3,100    St. Louis, IDA, Elderly Housing
              Revenue, Homer G. Phillips
              Project, Series B, AMT, 2.05%,
              12/1/31, LOC: U.S. Bank
              N.A.* ........................       3,100
                                              ----------
Ohio (0.5%):
     600    State Solid Waste Authority
              Revenue, BP Products, Series
              B, AMT, 1.95%, 8/1/34* .......         600
   8,100    Trumbull County Health Care,
              1.95%, 10/1/31, LOC: Radian
              Insurance* ...................       8,100
                                              ----------
                                                   8,700
                                              ----------
Oregon (1.1%):
  13,500    State, EDR, Newsprint Co.
              Project, Series 197, AMT,
              1.95%, 12/1/25, LOC: Toronto
              Dominion Bank* ...............      13,500
   7,000    State, EDR, Newsprint Co.
              Project, Series 203, AMT,
              1.95%, 12/1/26, LOC: Toronto
              Dominion Bank* ...............       7,000
                                              ----------
                                                  20,500
                                              ----------
Virginia (1.2%):
  21,925    Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 1.95%,
              9/1/28, LOC:
              Bank of America* .............      21,925
                                              ----------
  Total Daily Demand Notes                        73,225
                                              ----------
Weekly Demand Notes (73.7%):
Alaska (0.4%):
   7,270    Industrial Development & Export
              Authority, AMT, 1.37%, 4/1/14,
              LOC: MBIA* (b) ...............       7,270
                                              ----------
Arizona (2.8%):
  34,000    Tucson, IDA, Multi-Family
              Housing Revenue, Series 02-A,
              1.25%, 1/15/32, LOC: FNMA*
              (b) ..........................      34,000
  16,460    Tucson, Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-A, AMT, 1.53%,
              1/1/34, LOC: BankAmerica*
              (b) ..........................      16,460
                                              ----------
                                                  50,460
                                              ----------

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       16
Report

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Arkansas (2.1%):
 $25,200    Clark County Solid Waste
              Disposal Revenue, Reynolds
              Metals Co. Project, AMT,
              1.38%, 8/1/22, LOC: SunTrust
              Bank* ........................  $   25,200
   8,200    Clark County, Solid Waste
              Disposal Revenue, Reynolds
              Metals Co. Project, AMT,
              1.38%, 8/1/22, LOC: MBIA* ....       8,200
   4,250    State Development Finance
              Authority, IDR, Semco, Inc.
              Project, AMT, 1.40%, 12/1/19,
              LOC: Bank of America* ........       4,250
                                              ----------
                                                  37,650
                                              ----------
California (0.3%):
   5,825    Newman Capital Trust, Series
              01-1, Class A, 1.43%, 4/7/31,
              LOC: FHLMC* (b) ..............       5,825
                                              ----------
Colorado (2.1%):
  20,515    City & County Denver, Single
              Family Mortgage Revenue, AMT,
              1.53%, 11/1/32, GTY:
              GNMA/FNMA/ FHLMC* (b) ........      20,515
   2,000    Colorado Springs, 1.30%,
              11/1/22, LOC: Wells Fargo Bank
              N.A.* ........................       2,000
   9,430    El Paso County, Single Family
              Mortgage Revenue, AMT, 1.53%,
              11/1/33, LOC: FNMA/
              GNMA/FHLMC* (b) ..............       9,430
   4,600    Housing Finance Authority,
              Multi-Family Revenue, Series
              00-A2, 1.25%, 4/1/20* ........       4,600
   2,500    School Mines Development Corp.,
              Revenue, 1.35%, 9/1/26, LOC:
              Allied Irish Bank PLC* .......       2,500
                                              ----------
                                                  39,045
                                              ----------
Connecticut (0.8%):
  15,000    State Health & Education
              Facilities, Yale University,
              1.00%, 7/1/33* ...............      15,000
                                              ----------
Delaware (2.7%):
  50,000    State Clipper Trust 2002-1, GO,
              1.53%, 1/1/08, LOC: State
              Street Bank* (b) .............      50,000
                                              ----------
Florida (2.2%):
  15,000    City of Fort Lauderdale, Pine
              Crest Prep School, 1.50%,
              5/1/32, SPA: Bank of
              America* .....................      15,000

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Florida, continued:
 $19,435    Palm Beach County Education
              Facilites Authority, Lynn
              University, Revenue, 1.25%,
              11/1/21, LOC: Bank of
              America* .....................  $   19,435
   5,500    Palm Beach County, Zoological
              Society, 1.30%, 5/1/31, LOC:
              Northern Trust Co.* ..........       5,500
                                              ----------
                                                  39,935
                                              ----------
Georgia (1.9%):
  10,365    Columbus Hospital Authority,
              Revenue, St. Francis Hospital,
              Inc. Project, 1.25%, 1/1/18,
              LOC: SunTrust Bank* ..........      10,365
   4,900    Macon-Bibb County Hospital
              Authority, Revenue, 1.25%,
              8/1/18, LOC: SunTrust
              Bank* (b) ....................       4,900
  19,500    St. Mary's Developmental
              Authority, PCR,
              Trigen-Biopower, Inc. Project,
              1.35%, 11/1/25, LOC: Wachovia
              Bank* ........................      19,500
                                              ----------
                                                  34,765
                                              ----------
Idaho (0.1%):
   2,575    State University Foundation,
              Inc., Revenue, L.E. & Thelma
              Stephens Project, 1.30%,
              5/1/21, LOC: Wells Fargo Bank
              N.A.* ........................       2,575
                                              ----------
Illinois (4.9%):
   5,000    Carol Stream, Multi-Family
              Housing Revenue, Refinancing
              Housing, St. Charles Square,
              AMT, 1.35%, 3/15/27, LIQ:
              FNMA* ........................       5,000
   7,495    Chicago Board of Education,
              Merlots, Series A47, 1.37%,
              12/1/26, LOC: FGIC* (b) ......       7,495
   2,871    Chicago O'Hare International
              Airport, Revenue, Second Lien,
              Series B, AMT, 1.30%, 1/1/18,
              LOC: Societe Generale* .......       2,871
  10,000    Chicago O'Hare International
              Airport, Revenue, Series B06,
              AMT, 1.42%, 1/1/32, LOC:
              AMBAC* (b) ...................      10,000
   7,100    Chicago Park District, Merlots,
              Series A61, 1.37%, 1/1/21,
              LOC: FGIC* (b) ...............       7,100

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       17
                                                                          Report

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Illinois, continued:
 $ 8,670    Cook County Community
              Consolidated Schools, District
              # 015, Palatine Putters, GO,
              Series 225, 1.38%, 12/1/15,
              FGIC, LIQ: JP Morgan Chase*
              (b) ..........................  $    8,670
   7,870    Housing Development Authority,
              Multi-Family Revenue, Pheasant
              Ridge/ Hunter, AMT, 1.35%,
              4/1/32, LOC: ABN AMRO* .......       7,870
   7,640    Jacksonville, Industrial
              Revenue, AGI, Inc. Project,
              AMT, 1.45%, 2/1/26, LOC: Bank
              of America* ..................       7,640
  11,240    Rock Island County Metropolitan
              Airport Authority, Series C,
              GO, AMT, 1.45%, 7/1/29, FSA,
              LIQ: Wells Fargo* ............      11,240
  16,425    State, GO Putters, Series 133,
              1.33%, 10/1/07, LOC: FGIC,
              LIQ: J.P. Morgan* (b) ........      16,425
   4,530    Will & Kankakee County
              Development Authority, IDR,
              JRS Realty Association L.L.C.
              Project A, 1.55%, 12/1/18,
              LOC: PNC Bank* (b) ...........       4,530
                                              ----------
                                                  88,841
                                              ----------
Indiana (0.4%):
   4,265    Health Facilities Financing
              Authority, Hospital Revenue,
              Mary Sherman Hospital, 1.30%,
              5/1/19, LOC: Fifth Third
              Bank* ........................       4,265
   2,100    Jasper, EDR, Best Chairs, Inc.,
              Project, AMT, 1.55%, 3/1/19,
              LOC: PNC Bank* (b) ...........       2,100
     970    Miami County, IDR, Dukes
              Memorial Hospital, Series
              2000, 1.30%, 10/1/30, LOC:
              Wells Fargo* .................         970
                                              ----------
                                                   7,335
                                              ----------
Iowa (1.4%):
   9,115    Finance Authority, Multi-Family
              Revenue, Prestwick Apartments,
              1.53%, 6/20/36, LOC: FHA, LIQ:
              BONY* (b) ....................       9,115
  15,760    Finance Authority, Revenue,
              Private School Facilities,
              1.35%, 6/1/19, LOC: Allied
              Irish Bank* (b) ..............      15,760
                                              ----------
                                                  24,875
                                              ----------
Kansas (2.7%):
  16,850    Burlington PCR, 1.35%, 6/1/31,
              LOC: MBIA, SPA: Lehman (b) ...      16,850

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Kansas, continued:
 $ 7,500    Department of Transportation,
              Highway Revenue, Series C-1,
              1.25%, 9/1/20, LIQ: State of
              Kansas* ......................  $    7,500
  25,315    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-B2, 1.53%, 12/1/33,
              FNMA, LIQ: BONY* (b) .........      25,315
                                              ----------
                                                  49,665
                                              ----------
Kentucky (2.2%):
  11,795    Breckinridge County Lease
              Program, Revenue, Kentucky
              Assoc. Counties Leasing Trust,
              Series A, 1.36%, 2/1/31, LOC:
              Firstar Bank* ................      11,795
   8,500    Breckinridge County Lease
              Program, Revenue, Kentucky
              Assoc. Counties Leasing Trust,
              Series A01-A, 1.36%, 12/1/29,
              LOC: Firstar Bank* ...........       8,500
   5,100    Carroll County, Solid Waste
              Disposal, Acquisition Project,
              1.35%, 5/1/31, LOC:
              Citibank* ....................       5,100
   2,165    City of Mayfield, League of
              Cities Lease Finance Program,
              1.35%, 7/1/26, LOC: PNC
              Bank* ........................       2,165
  12,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson
              Foods, Inc., Project, AMT,
              1.45%, 3/1/15, LOC:
              AmSouth* .....................      12,000
                                              ----------
                                                  39,560
                                              ----------
Maine (0.4%):
   6,595    State Housing Authority,
              Mortgage Revenue, 1.36%,
              5/15/07, LIQ: J.P. Morgan*
              (b) ..........................       6,595
                                              ----------
Michigan (8.7%):
   3,450    City of Dearborn Economic
              Development Corp., Henry Ford
              Village, 1.35%, 10/1/23, LOC:
              Comerica Bank* ...............       3,450
  11,100    Detroit Sewer Disposal System,
              Revenue, Merlot, Series A103,
              1.37%, 7/1/29, LOC: FGIC*
              (b) ..........................      11,100
   5,700    Detroit Sewer Disposal System,
              Revenue, Merlot, Series
              01-A112, 1.37%, 7/1/32*
              (b) ..........................       5,700
   3,585    Detroit Water Supply System,
              Revenue, Senior Lien Bonds,
              Series 01-A, 1.31%, 7/1/28*
              (b) ..........................       3,585

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       18
Report

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Michigan, continued:
 $ 7,820    Greater Detroit Resource
              Recovery Authority, 1.31%,
              12/13/06, LOC: AMBAC* (b) ....  $    7,820
  24,000    Higher Education Student Loan,
              Series X11-B, AMT, 1.30%,
              10/1/13, LOC: AMBAC* .........      24,000
   7,955    Higher Education, Student Loan
              Revenue, Series B, AMT, 1.25%,
              4/1/32, LOC: AMBAC* ..........       7,955
   6,495    Lake Orion Community School
              District, 1.30%, 5/1/15, LOC:
              AMBAC* (b) ...................       6,495
   5,280    Municipal Building Authority,
              Revenue, 1.30%, 10/1/14*
              (b) ..........................       5,280
   4,050    Oakland County Economic
              Development Corp., Cranbrook
              Education Community Project A,
              1.35%, 11/1/17, LIQ: Comerica
              Bank* ........................       4,050
   3,630    State Housing Development
              Authority, Single Family
              Revenue, AMT, 1.37%, 6/1/11,
              LOC: AMBAC* (b) ..............       3,630
   2,795    State Strategic Fund, LO, Wayne
              Disposal Oakland Project, AMT,
              1.40%, 3/1/05, LOC: Comerica
              Bank* ........................       2,795
   2,000    State Strategic Fund, LO,
              Midbrook Products, Inc.
              Project, AMT, 1.45%, 10/1/14,
              LOC: Comerica Bank, ABN AMRO
              Bank* ........................       2,000
   4,140    State Strategic Fund, LO,
              Petoskey Plastics, Inc.
              Project, AMT, 1.45%, 8/1/16,
              LOC: Comerica Bank* (b) ......       4,140
   2,450    State Strategic Fund, LO,
              Saginaw Products Corp.
              Project, AMT, 1.45%, 9/1/17,
              LOC: Comerica Bank* (b) ......       2,450
   3,020    State Strategic Fund, LO, Pyper
              Products Corp. Project, AMT,
              1.45%, 10/1/18, LOC: Comerica
              Bank* (b) ....................       3,020
   1,600    State Strategic Fund, LO,
              Quincy, Inc. Project, AMT,
              1.45%, 12/1/22, LOC: Morgan
              Guaranty Trust* (b) ..........       1,600
   5,050    State Strategic Fund, LO, Series
              2000, 1.45%, 6/1/25, LOC:
              Comerica Bank* (b) ...........       5,050

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Michigan, continued:
 $ 2,505    State Strategic Fund, LO,
              Atmosphere Heat Treating,
              1.45%, 8/1/27, LOC: Comerica
              Bank* ........................  $    2,505
   3,000    State Strategic Fund, LO, JEB
              Properties, Inc. Project,
              1.45%, 9/1/30, LOC: Comerica
              Bank* (b) ....................       3,000
   3,375    State Strategic Fund, LO,
              Sterling Die & Engineering
              Project, AMT, 1.45%, 8/1/35,
              LOC: Comerica Bank* ..........       3,375
  11,675    State Strategic Fund, LO, Van
              Andel Research Institute
              Project, 1.30%, 3/1/39, LOC:
              Michigan National Bank* ......      11,675
  14,800    Wayne County Airport, Series A,
              AMT, 1.33%, 12/1/08, LOC:
              FSA* .........................      14,800
  18,690    Wayne County Airport, Series A,
              AMT, 1.35%, 12/1/16, LOC:
              Bayerische Landesbank* .......      18,690
                                              ----------
                                                 158,165
                                              ----------
Minnesota (1.0%):
   5,000    Higher Education Facilities
              Authority, Carleton College,
              Series 5G, 1.20%, 11/1/29,
              LIQ: Wells Fargo* ............       5,000
   1,225    Higher Education Facilities
              Authority, Carleton College,
              Series 3-L2, 1.20%, 11/1/12,
              LIQ: Wells Fargo* ............       1,225
  12,330    St. Paul Housing & Redevelopment
              Authority, Revenue, Derham
              Hall Project, 1.30%, 2/1/26,
              LOC: Allied Irish Bank
              PLC* .........................      12,330
                                              ----------
                                                  18,555
                                              ----------
Mississippi (1.8%):
  20,100    Hospital Equipment & Facilities
              Authority, Revenue, North
              Mississippi Health Services,
              Series 1, 1.25%, 5/15/30, SPA:
              Westdeutsche Landesbank*
              (b) ..........................      20,100
  11,975    State, GO Putters, Series 138,
              1.33%, 11/1/07, LOC: FGIC*
              (b) ..........................      11,975
                                              ----------
                                                  32,075
                                              ----------
Missouri (0.3%):
   6,250    Newman Capital Trust, Series
              01-1, Class A, 1.48%, 4/11/33,
              LOC: FHLMC* (b) ..............       6,250
                                              ----------

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       19
                                                                          Report

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Nebraska (0.3%):
 $ 4,850    Investment Finance Authority,
              Single Family Housing Revenue,
              Series H, 1.38%, 9/1/17, LIQ:
              Bank of America* (b) .........  $    4,850
                                              ----------
Nevada (0.0%):
     270    Clark County, Airport Revenue,
              Sub Lien, Series B, AMT,
              1.33%, 7/1/28, LOC: MBIA* ....         270
                                              ----------
North Carolina (0.5%):
   9,655    Charlotte, Airport Revenue,
              Series A, AMT, 1.30%, 7/1/17,
              LOC: MBIA* ...................       9,655
                                              ----------
Ohio (7.8%):
  12,000    Franklin County Hospital
              Revenue, Series II-R-55,
              1.43%, 6/1/17, LIQ: Salomon
              Smith Barney* (b) ............      12,000
   6,390    Housing Finance Agency, Multi-
              Family Housing Revenue,
              Hunters Glen, Series 99-C,
              AMT, 1.50%, 12/25/29* (b) ....       6,390
   5,785    Housing Finance Agency,
              Residential Mortgage Revenue,
              Series 99-C, AMT, 1.40%,
              3/1/21, LOC: GNMA, LIQ: Chase
              Manhattan Trust* (b) .........       5,785
   7,285    Housing Finance Agency, Revenue,
              Assistanced Living Concepts,
              Series A-1, AMT, 1.40%,
              7/1/18, LOC: U.S. Bank
              N.A.* ........................       7,285
   4,270    Housing Finance Agency, Series
              C, AMT, 1.42%, 9/1/13, LOC:
              GNMA, LIQ: First Union*
              (b) ..........................       4,270
  25,000    Kent State University Revenue,
              1.15%, 5/1/31, LOC: MBIA* ....      25,000
   6,145    Lake County Hospital Facilities,
              1.35%, 12/1/32, LOC: Radian,
              SPA: Fleet Bank N.A.* ........       6,145
   9,995    Lyndhurst EDR, 1.30%, 5/1/27,
              LOC: National City Bank* .....       9,995
   3,550    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series B, AMT,
              1.35%, 4/1/28, LOC: Societe
              Generale* ....................       3,550
   8,450    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-1, AMT,
              1.35%, 1/1/07, SPA: Sallie
              Mae* .........................       8,450
  50,550    Student Loan Funding Corp.,
              Cincinnati Student Loan
              Revenue, Series A-2, AMT,
              1.35%, 8/1/10, SPA: SLMA* ....      50,549

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Ohio, continued:
 $ 3,170    Warren County, EDR, Ralph J.
              Stolle Countyside YMCA, 1.28%,
              8/1/20, LOC: Fifth Third Bank*
              (b) ..........................  $    3,170
                                              ----------
                                                 142,589
                                              ----------
Oklahoma (0.3%):
   6,000    Industrial Authority, Hospital
              Revenue, Deaconess Health,
              Series A, 1.35%, 10/1/17, LOC:
              KBC Bank N.V.* ...............       6,000
                                              ----------
Other (1.3%):
  24,500    Charter Mac, 1.43%, 4/1/43, LOC:
              MBIA* (b) ....................      24,500
                                              ----------
Pennsylvania (3.4%):
   2,445    Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              1.31%, 10/1/21, LOC: Mellon
              Bank* ........................       2,445
   4,525    Allegheny County, IDA, Eye & Ear
              Properties Corp., 1.35%,
              2/1/15, LOC: PNC Bank* .......       4,525
   8,300    Allegheny County, IDA, Revenue,
              United Jewish Federation
              Project, Series B, 1.35%,
              10/1/25, LOC: PNC Bank* ......       8,300
  31,995    Delaware County Authority,
              Revenue, Mercy Health System,
              1.45%, 11/15/16, LOC: ABN
              AMRO* (b) ....................      31,995
  10,000    Higher Education Assistant
              Agency, Student Loan, 1.35%,
              6/1/31, LOC: AMBAC* ..........      10,000
   5,300    State Economic Development
              Finance Authority, Revenue,
              Fabtech, Inc. Project, Series
              98-D, 1.55%, 6/1/10, LOC: PNC
              Bank* (b) ....................       5,300
                                              ----------
                                                  62,565
                                              ----------
South Carolina (1.4%):
  12,195    ABN-AMRO Munitops Certificates
              Trust, GO, Series 01-37,
              1.33%, 2/1/10, LOC: FGIC, LIQ:
              ABN AMRO* (b) ................      12,195
  10,000    State Educational Facilities
              Authority for Private
              Nonprofit Institutions,
              Converse College Project,
              1.25%, 7/1/15, LOC:
              BankAmerica* .................      10,000

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       20
Report

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
South Carolina, continued:
 $ 2,720    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 1.40%,
              12/1/13, LOC: Bank of America*
              (b) ..........................  $    2,720
                                              ----------
                                                  24,915
                                              ----------
Tennessee (2.2%):
   2,000    Memphis-Shelby County, IDR,
              Ponderosa Fibers of America
              Project, AMT, 1.35%, 4/1/05,
              LOC: NationsBank* ............       2,000
   6,700    Montgomery County, Public
              Building Authority, 1.25%,
              7/1/19, LOC: Bank of America*
              (b) ..........................       6,700
  13,985    Montgomery County, Public
              Building Authority, Pooled
              Financing Revenue, 1.25%,
              11/1/27, LOC: Bank of America*
              (b) ..........................      13,985
  13,715    Montgomery County, Public
              Building Authority, Pooled
              Financing Revenue, 1.25%,
              9/1/29, LOC: Bank of America*
              (b) ..........................      13,715
   3,800    Nashville & Davidson County,
              Health & Education Facilities
              Board, Revenue, Belmont
              University Project, 1.25%,
              12/1/22, LOC: SunTrust*
              (b) ..........................       3,800
                                              ----------
                                                  40,200
                                              ----------
Texas (8.9%):
  14,100    Capital Health Facilities
              Development Corp., Island on
              Lake Travis Ltd. Project, AMT,
              1.30%, 12/1/16, LOC: Credit
              Suisse First Boston* .........      14,100
   4,055    Dallas Fort Worth Airport
              Facilities, Learjet, Inc.
              Project, Series 01-A1, AMT,
              1.35%, 1/1/16, LOC:
              BankAmerica* .................       4,055
   7,000    Dallas Fort Worth International
              Airport, Revenue, AMT, 1.40%,
              11/1/20, GTY: Amoco Chemical
              Co.* (b) .....................       7,000
   9,120    Dallas Fort Worth International
              Airport, Revenue, 1.36%,
              11/1/24* (b) .................       9,120
   3,700    Denton County, IDR, Hydro
              Conduit Corp., 1.45%, 12/1/06,
              LOC: Union Bank of
              Switzerland* (b) .............       3,700
   8,635    Lubbock Housing Finance Corp.,
              Roaring Fork Trust, Single
              Family Housing, Series 01-1,
              Class A, AMT, 1.48%, 10/1/30,
              LOC: GNMA, FNMA, LIQ: BONY*
              (b) ..........................       8,635

Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Texas, continued:
 $ 5,195    Nacogdoches County, Hospital
              District Sales Tax, Series
              A59, 1.37%, 5/15/26, LOC:
              AMBAC* (b) ...................  $    5,195
  20,300    Panhandle Plains Higher
              Education, Inc., Student Loan
              Revenue, Series A, AMT, 1.30%,
              6/1/21, LOC: Student Loans
              Marketing Corp.* .............      20,300
  12,200    Panhandle Plains Higher
              Education, Inc., Student Loan
              Revenue, Series X, AMT, 1.30%,
              6/1/27, LOC: Student Loans
              Marketing Corp.* .............      12,200
  28,635    Port Arthur Navigational
              District, Environmental
              Facilities Revenue, Motiva
              Enterprises L.L.C. Project,
              AMT, 1.60%, 12/1/27* (b) .....      28,635
   8,000    San Antonio Health Facilities
              Development Corp., Revenue,
              CTRC Clinical Foundation
              Project, 1.30%, 6/1/20, LOC:
              Wells Fargo* .................       8,000
   6,200    South Higher Education
              Authority, Revenue, AMT,
              1.30%, 12/1/27, LOC: SLMA* ...       6,200
   7,000    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              Timber Point Apartments,
              Series A-1, AMT, 1.35%,
              9/1/32, LOC: FHLMC* ..........       7,000
  23,020    Tarrant County, 1.48%, 6/1/34*
              (b) ..........................      23,020
   6,760    Trinity River Authority, Solid
              Waste Disposal, Revenue,
              Community Waste Disposal
              Project, 1.40%, 5/1/21* ......       6,760
                                              ----------
                                                 163,920
                                              ----------
Utah (0.5%):
   9,950    Salt Lake City, Revenue, Valley
              Mental Health Project, Series
              01, 1.30%, 12/1/21, LOC: Wells
              Fargo Bank* ..................       9,950
                                              ----------

Continued

One Group Municipal Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       21
                                                                          Report


Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Virginia (0.8%):
 $14,440    College Building Authority,
              Educational Facilities
              Revenue, Putters Series 134,
              1.33%, 9/1/07, LOC: ABN AMRO*
              (b) ..........................  $   14,440
                                              ----------
Washington (4.4%):
   5,000    ABN AMRO Munitops Certificate
              Trust, Series 01-1, 1.33%,
              7/1/06, LOC: MBIA* (b) .......       5,000
  30,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 1.40%, 10/1/30, LOC:
              Bank of America* .............      30,000
   5,000    Port Seattle, Revenue, AMT,
              1.37%, 2/1/20, LOC: MBIA*
              (b) ..........................       5,000
  13,900    Snohomish County Public
              Hospital, 1.30%, 12/5/18, LOC:
              Bank of America* .............      13,900
   9,500    State Finance Commission, Avalon
              Ridge Apartments Project, AMT,
              1.35%, 5/15/26, LOC: FNMA* ...       9,500
  17,000    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              1.30%, 1/1/32, LOC: Union Bank
              of Switzerland* ..............      17,000
                                              ----------
                                                  80,400
                                              ----------
West Virginia (0.6%):
  10,800    Putnam County, Solid Waste
              Disposal, Revenue, Toyota
              Motor Manufacturing Project,
              Series A, AMT, 1.30%,
              8/1/29* ......................      10,800
                                              ----------

 Shares
   or
Principal
 Amount           Security Description          Value
---------   --------------------------------  ----------
Weekly Demand Notes, continued:
Wisconsin (1.6%):
 $18,985    ABN AMRO Munitops Certificates
              Trust, GO, Series 01-32,
              1.33%, 5/1/10, LOC: FSA*
              (b) ..........................  $   18,985
  10,000    Badger Tobacco Asset
              Securitization Corp., 1.48%,
              6/1/27, LOC: Lloyds Bank*
              (b) ..........................      10,000
                                              ----------
                                                  28,985
                                              ----------
Wyoming (0.5%):
   8,600    Green River, Solid Waste
              Disposal, Revenue, OCI Wyoming
              LP Project, AMT, 1.65%,
              8/1/17, LOC: Comerica* .......       8,600
                                              ----------
  Total Weekly Demand Notes                    1,347,080
                                              ----------
Monthly Demand Notes (4.4%):
District of Columbia (4.4%):
  80,000    District of Columbia Housing
              Finance Agency, Single Family
              Mortgage Revenue, 1.66%,
              12/26/02* (b) ................      80,000
                                              ----------
  Total Monthly Demand Notes                      80,000
                                              ----------
Investment Companies (0.7%):
  12,219    TFIC Cash Reserve ..............      12,219
                                              ----------
  Total Investment Companies                      12,219
                                              ----------
Total (Amortized Cost $1,903,958)(a)          $1,903,958
                                              ==========

------------
Percentages indicated are based on net assets of $1,825,342.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       22
Report

One Group Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Municipal Bonds (8.4%):
Michigan (8.4%):
 $1,000     Detroit, EDC, Resource Recovery,
              Series A, AMT, 3.10%, 5/1/03,
              AMBAC ...........................  $  1,008
 11,130     Muni Bond Authority, Revenue,
              Series C-2, 3.50%, 8/22/02, LOC:
              Morgan Guaranty Trust ...........    11,146
                                                 --------
  Total Municipal Bonds                            12,154
                                                 --------
Tax Free Commercial Paper (15.1%):
Michigan (15.1%):
  4,000     State Building Authority, Series 2,
              1.65%, 7/18/02, LOC: Bank of New
              York ............................     4,000
 14,000     State Housing Development
              Authority, Multi-Family Housing,
              AMT, 1.45%, 11/1/02 .............    14,000
  4,000     University of Michigan, Series C,
              1.60%, 7/22/02 ..................     4,000
                                                 --------
  Total Tax Free Commercial Paper                  22,000
                                                 --------
Daily Demand Notes (3.5%):
Michigan (3.5%):
    850     Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 2.00%, 11/1/16,
              LOC: Bank of America* ...........       850
  1,650     Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series F, 2.08%,
              12/1/23, LOC: Union Bank of
              Switzerland* ....................     1,650
  1,555     University of Michigan, Revenue,
              Hospital, Series A, 1.80%,
              12/1/19* ........................     1,555
  1,000     University of Michigan, Revenue,
              Hospital, Series A-2, 1.80%,
              12/1/24* ........................     1,000
                                                 --------
  Total Daily Demand Notes                          5,055
                                                 --------
Weekly Demand Notes (72.9%):
Michigan (72.9%):
  2,495     City of Detroit, Resource Recovery,
              Series 01-A, AMT, 1.42%, 5/1/08,
              AMBAC* (b) ......................     2,495
  4,260     Detroit Sewer Disposal, Revenue,
              Series G, 1.31%, 7/1/29, FGIC*
              (b) .............................     4,260
  4,765     Detroit Sewer Disposal, Revenue,
              Series 01-A112, 1.37%, 7/1/32,
              MBIA* (b) .......................     4,765
  1,785     Detroit Water Supply System,
              Revenue, Series 01-A, 1.31%,
              7/1/28, FGIC* (b) ...............     1,785

Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Weekly Demand Notes, continued:
Michigan, continued:
 $7,000     Grand Rapids & Kent County Joint
              Building Authority, 1.35%,
              12/1/14, LIQ: Morgan Chase Bank*
              (b) .............................  $  7,000
  3,565     Grand Rapids EDR, 1.30%, 11/1/20,
              LOC: Old Kent Bank & Trust* .....     3,565
    600     Greater Detroit Resource Recovery
              Authority, Revenue, Series 167,
              1.31%, 12/13/06, AMBAC* (b) .....       600
  6,895     Higher Education Student Loan
              Authority, Revenue, Series 238,
              AMT, 1.34%, 6/1/19, AMBAC*
              (b) .............................     6,895
  3,200     Higher Education Student Loan,
              Revenue, Series XII-B, AMT,
              1.30%, 10/1/13, AMBAC* ..........     3,200
  3,155     Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 1.45%, 6/1/17, LOC:
              Comerica Bank* (b) ..............     3,155
  1,000     Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 1.35%,
              9/1/15, LOC: Fifth Third
              Bank* ...........................     1,000
  4,145     Lanse Creuse Public Schools, GO,
              1.30%, 5/1/20, LIQ: Merrill
              Lynch* (b) ......................     4,145
  4,000     Milan Area Schools, GO, Series B,
              1.25%, 5/1/30, LOC: First Union
              National Bank* ..................     4,000
  6,450     Oakland County, EDC, LO, Revenue,
              Cranbrook Education Community
              Project, Series A, 1.35%,
              11/1/17, LIQ: Comerica Bank* ....     6,450
  2,250     Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              1.45%, 7/1/18, LOC: Comerica
              Bank* (b) .......................     2,250
  5,000     State Building Authority, Revenue,
              Series 517X, 1.31%, 10/15/10,
              LIQ: Bank of New York* (b) ......     5,000
  1,385     State Hospital Finance Authority,
              Revenue, Hospital Equipment Loan
              Program, Series A, 1.35%,
              12/1/23, LOC: National City* ....     1,385
  1,500     State Strategic Fund, IDR, C-Tec,
              Inc. Project, AMT, 1.35%,
              10/1/11, LOC: SunTrust Bank*
              (b) .............................     1,500
  3,290     State Strategic Fund, LO, Revenue,
              Acquisition Project, Series 01,
              AMT, 1.45%, 7/1/21, LOC: First
              Union National Bank* (b) ........     3,290

Continued

One Group Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       23
                                                                          Report

Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Weekly Demand Notes, continued:
Michigan, continued:
 $1,300     State Strategic Fund, LO, Revenue,
              B & C Leasing L.L.C. Project,
              AMT, 1.40%, 7/1/24, LOC: Bank of
              America* ........................  $  1,300
  2,470     State Strategic Fund, LO, Revenue,
              Custom Profile Project, AMT,
              1.45%, 1/1/26, LOC: Firstar Bank*
              (b) .............................     2,470
  1,100     State Strategic Fund, LO, Revenue,
              Pinnacle Molded Plastics, AMT,
              1.50%, 11/1/09, LOC: Michigan
              National Bank* (b) ..............     1,100
  2,825     State Strategic Fund, LO, Revenue,
              Rapidline, Inc. Project, AMT,
              1.45%, 12/1/31, LOC: Firstar Bank
              N.A.* (b) .......................     2,825
  2,000     State Strategic Fund, LO, Revenue,
              Steketee-Van Huis Project, AMT,
              1.45%, 5/1/21, LOC: Fifth Third
              Bank N.A.* (b) ..................     2,000
  3,730     State Strategic Fund, LO, Revenue,
              Tim Properties L.L.C. Project,
              1.40%, 5/1/25, LOC: Fifth Third
              Bank* ...........................     3,730
  2,700     State Strategic Fund, LO, Revenue,
              Van Andel Research Institute,
              1.30%, 12/1/21, LOC: Standard
              Federal Bank* ...................     2,700
  1,555     State Strategic Fund, LO, Revenue,
              Village at Muskegon L.L.C.
              Project, 1.25%, 8/15/34, LIQ:
              FNMA* ...........................     1,555
    885     State Strategic Fund, Revenue,
              Dennenlease L.L.C. Project, AMT,
              1.45%, 4/1/10, LOC: Fifth Third
              Bank* ...........................       885
    605     State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 1.45%, 11/1/11, LOC:
              National City Bank* .............       605

Principal
 Amount            Security Description           Value
---------   -----------------------------------  --------
Weekly Demand Notes, continued:
Michigan, continued:
 $1,400     State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              1.45%, 12/1/22, LOC: Comerica
              Bank* (b) .......................  $  1,400
  5,000     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.30%,
              11/1/27, LOC: Michigan National
              Bank* ...........................     5,000
  3,325     State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.30%,
              3/1/39, LOC: Michigan National
              Bank* ...........................     3,325
  2,124     State Strategic Fund, Solid Waste
              Disposal, Revenue, Grayling
              Generating Project, 1.30%,
              1/1/14, LOC: Barclays Bank New
              York* ...........................     2,124
  2,870     State University, Revenue, General
              Receipts, Series 00-A, 1.15%,
              8/15/30, LOC: Dexia Credit
              Local* ..........................     2,870
  3,925     State, Clean Water Revenue, Series
              125, 1.31%, 11/1/13, LOC: J.P.
              Morgan* (b) .....................     3,925
  1,490     Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, Series A, AMT, 1.35%,
              12/1/16, LOC: Bayerische
              Landesbank* .....................     1,490
                                                 --------
  Total Weekly Demand Notes                       106,044
                                                 --------
Total (Amortized Cost $145,253)(a)               $145,253
                                                 ========

------------
Percentages indicated are based on net assets of $145,416.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       24
Report

One Group Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
(Amounts in thousands)

Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Anticipation Notes (10.9%):
Ohio (10.9%):
 $ 1,000    Butler County, Series C, GO,
              1.81%, 3/13/03 .................  $  1,002
   2,030    Butler County, County Airport, GO,
              AMT, 2.38%, 6/12/03 ............     2,035
   3,000    Dublin City School District,
              1.85%, 11/14/02 ................     3,003
     925    Pickerington, GO, 2.25%,
              6/19/03 ........................       928
   2,400    School District Cash Flow
              Borrowing Certificates, 2.27%,
              6/30/03 ........................     2,415
   4,700    University of Cincinnati, General
              Receipts, Revenue, Series BB,
              2.25%, 12/19/02 ................     4,708
   2,000    University of Cincinnati, General
              Receipts, Revenue, Series C,
              2.10%, 3/19/03 .................     2,008
                                                --------
  Total Anticipation Notes                        16,099
                                                --------
Tax Free Commercial Paper (1.4%):
Ohio (1.4%):
   2,000    State Water Development Authority,
              PCR, Cleveland Electric
              Illuminating Co., Series A,
              1.40%, 8/1/02, FGIC ............     2,000
                                                --------
  Total Tax Free Commercial Paper                  2,000
                                                --------
Daily Demand Notes (7.6%):
Ohio (7.6%):
   1,900    Cuyahoga County, Hospital Revenue,
              University Hospitals of
              Cleveland, 1.90%, 1/1/16, LOC:
              Chase Manhattan Bank* ..........     1,900
     450    State Air Quality, Development,
              PCR, Ohio Edison Co. Project,
              Series C, AMT, 1.85%,
              9/1/18* ........................       450
   1,500    State Solid Waste Authority,
              Revenue, BP Exploration & Oil
              Project, AMT, 1.95%, 8/1/34* ...     1,500
   5,000    State Solid Waste, Revenue, BP
              Products North America, Series
              B, AMT, 1.95%, 8/1/34* .........     5,000
   1,250    Trumbull County Health Care
              Facilities, Revenue, Refunding &
              Improvement Shepherd, 1.95%,
              10/1/31, LOC: Radian* ..........     1,250
   1,100    Water Development Authority, Mead
              Paper Co., Series B, 2.00%,
              11/1/15, LOC: Bank of
              America* .......................     1,100
                                                --------
  Total Daily Demand Notes                        11,200
                                                --------
Weekly Demand Notes (81.6%):
Ohio (81.6%):
   5,000    ABN AMRO Munitops Certificates 01-
              7, GO, 1.28%, 12/1/07, LOC:
              AMBAC* (b) .....................     5,000

Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Weekly Demand Notes, continued:
Ohio, continued:
 $ 2,345    Cleveland Airport System, Airport
              Revenue, Series D, AMT, 1.30%,
              1/1/27, LOC: Toronto Dominion
              Bank* ..........................  $  2,345
   2,500    Cleveland Airport Systems Revenue,
              1.15%, 1/1/31, FSA* ............     2,500
     733    Cleveland Income Tax Revenue,
              1.25%, 5/15/24, LOC: AMBAC* ....       733
   2,500    Cuyahoga County, Economic
              Development, Revenue, Gilmore
              Academy Project, 1.28%, 2/1/22,
              LOC: Fifth Third Bank* (b) .....     2,500
     800    Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 1.25%,
              11/1/24, LOC: Key Bank* ........       800
   4,400    Cuyahoga County, Health Care
              Facility, Revenue, 1.30%,
              2/1/31, LOC: Lasalle Bank
              N.A.* ..........................     4,400
   1,980    Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 1.25%, 1/1/26, LOC:
              Morgan Chase* ..................     1,980
   4,300    Cuyahoga County, Hospital Revenue,
              University Hospital Health,
              Series D, 1.30%, 1/15/29, LOC:
              Morgan Chase* ..................     4,300
     300    Cuyahoga County, IDR, Allen Group,
              Inc., AMT, 1.30%, 4/1/12, LOC:
              Dresdner Bank AG* ..............       300
   3,660    Cuyahoga County, Revenue, AMT,
              1.40%, 12/1/12, LOC: National
              City Bank* .....................     3,660
   4,000    Franklin County, Hospital Revenue,
              Series II, 1.43%, 6/1/17, LOC:
              Salomon Smith Barney* (b) ......     4,000
     600    Franklin County, IDR, Inland
              Products, Inc. Project, AMT,
              1.55%, 6/1/04, LOC: PNC Bank*
              (b) ............................       600
   5,550    Franklin County, Multi-Family
              Revenue, Ashton Square
              Apartments Project, 1.50%,
              6/15/32* (b) ...................     5,550
   1,500    Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 1.30%,
              5/15/17, LOC: PNC Bank* ........     1,500
   1,000    Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 1.25%,
              1/1/18, MBIA* ..................     1,000

Continued

One Group Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued
(Amounts in thousands)

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       25
                                                                          Report

Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Weekly Demand Notes, continued:
Ohio, continued:
 $ 2,550    Housing Finance Agency,
              Residential Mortgage Revenue,
              Series 99C, AMT, 1.40%, 3/1/21*
              (b) ............................  $  2,550
   4,000    Housing Finance Agency,
              Residential Mortgage Revenue,
              Series 99C, AMT, 1.50%,
              12/25/29* (b) ..................     4,000
   3,700    Housing Finance Agency, Mortgage
              Revenue, Merlots Series A4,
              1.42%, 9/1/22, LOC: FHLB*
              (b) ............................     3,700
   4,735    Housing Finance Agency, Revenue,
              Series A1, AMT, 1.40%, 7/1/18,
              LOC: U.S. Bank* ................     4,735
   1,040    Huron County Economic Revenue,
              Norwalk Furniture Project, AMT,
              1.45%, 11/1/21, LOC: Comerica
              Bank* ..........................     1,040
   4,855    Kent State University, University
              Revenue, General Receipts,
              1.15%, 5/1/31, MBIA* ...........     4,855
   5,000    Lake County Hospital Facilities
              Revenue, Lake Hospital Systems,
              Inc., 1.35%, 12/1/32* ..........     5,000
   2,300    Lake County, Revenue, Pressure
              Technology, 1.45%, 7/1/09, LOC:
              Wachovia Bank* .................     2,300
   4,870    Montgomery County, Revenue, Lyons
              Gate Project, Series A, AMT,
              1.40%, 1/1/29, GTY: FHLB* ......     4,870
   1,100    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.33%, 4/1/28, LOC: Societe
              Generale* ......................     1,100
   3,500    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.35%, 4/1/28, LOC: Societe
              Generale* ......................     3,500
   6,000    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.35%, 4/1/29, LOC: Societe
              Generale* ......................     6,000

Principal
 Amount            Security Description          Value
---------   ----------------------------------  --------
Weekly Demand Notes, continued:
Ohio, continued:
 $ 2,600    State Building Authority, Adult
              Correction, PA-871R, Series
              96-A, 1.30%, 4/1/14, AMBAC*
              (b) ............................  $  2,600
   2,000    State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 1.30%,
              11/1/30, LOC: Firstar Bank* ....     2,000
   4,600    State Higher Education Facilities
              Revenue, John Carroll, 1.30%,
              2/1/32, LOC: Allied Irish
              Bank* ..........................     4,600
   1,030    State Higher Education Facilities
              Revenue, Case Western Reserve
              University, Series A, 1.20%,
              10/1/22* .......................     1,030
   5,750    State Water Development Authority,
              Revenue, Timken Co. Project,
              1.30%, 5/1/07, LOC: Wachovia
              Bank* ..........................     5,750
  10,450    Student Loan Funding Corp.,
              Cincinnati, Student Loan
              Revenue, Series 98A-2, AMT,
              1.35%, 8/1/10, LIQ:
              BankAmerica* ...................    10,450
   1,050    Student Loan Funding Corp.,
              Cincinnati, Student Loan
              Revenue, Series 98A-1, AMT,
              1.35%, 1/1/07, LIQ:
              BankAmerica* ...................     1,050
   3,520    Summit County, IDR, Quality Mold,
              Inc. Project, Series 99, AMT,
              1.35%, 6/1/19, LOC: Key Bank*
              (b) ............................     3,520
   1,960    Warren County, Economic
              Development Revenue, Ralph J
              Stolle Countyside YMCA, 1.28%,
              8/1/20, LOC: Fifth Third Bank*
              (b) ............................     1,960
   1,142    Warren County, Health Care
              Facilities Revenue, Otterbein
              Homes, Series B, 1.40%, 7/1/23,
              LOC: Fifth Third Bank* .........     1,142
   2,000    Wooster, IDR, Allen Group, Inc.,
              1.25%, 12/1/10, LOC: Wachovia
              Bank* ..........................     2,000
                                                --------
  Total Weekly Demand Notes                      120,920
                                                --------
Total (Amortized Cost $150,219)(a)              $150,219
                                                ========

------------
Percentages indicated are based on net assets of $147,940.

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2002.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       26
Report

One Group Mutual Funds
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
Abbreviations

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BAN          Bond Anticipation Note

CIBC         Insured by Canadian Imperial Bank of Commerce

EDC          Economic Development Corporation

EDR          Economic Development Revenue

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Insured by Federal Housing Association

FHLB         Insured by Federal Home Loan Bank

FHLMC        Insured by Federal Home Loan Mortgage Corporation

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GIC          Guaranteed Investment Contract

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GTY          Guaranty

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

LIQ          Liquidity Agreement

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

SLMA         Insured by Student Loan Marketing Association

SPA          Standby Purchase Agreement

STIC         Short-Term Investment Co.

STIT         Short-Term Investment Trust

TFIC         Tax Free Investment Co.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       27
                                                                          Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
(Amounts in thousands, except per share amounts)

                                              U.S. Treasury    U.S. Government                      Michigan         Ohio
                                 Prime         Securities        Securities        Municipal       Municipal      Municipal
                              Money Market    Money Market      Money Market      Money Market    Money Market   Money Market
                                  Fund            Fund              Fund              Fund            Fund           Fund
                              ------------    -------------    ---------------    ------------    ------------   ------------
Assets:
Investments, at amortized
  cost .....................  $11,648,330      $2,598,717         $617,692         $1,903,958       $145,253       $150,219
Repurchase agreements, at
  cost .....................      236,798       4,540,153          310,306                 --             --             --
                              -----------      ----------         --------         ----------       --------       --------
Total investments, at
  cost .....................   11,885,128       7,138,870          927,998          1,903,958        145,253        150,219
Cash .......................            1               1                1                231             --             21
Interest & dividends
  receivable ...............       25,642          22,367            1,195              4,714            577            295
Receivable for capital
  shares issued ............        1,138               8               --                 --             --             --
Receivable from brokers for
  investments sold .........           --         205,000               --                 --             --             --
Prepaid expenses ...........           33              16                2                  5             --(a)          --(a)
                              -----------      ----------         --------         ----------       --------       --------
Total Assets ...............   11,911,942       7,366,262          929,196          1,908,908        145,830        150,535
                              -----------      ----------         --------         ----------       --------       --------
Liabilities:
Cash overdraft .............           --              --               --                 --            221             --
Dividends payable ..........       13,567           8,371              936              1,579            110             97
Payable to brokers for
  investments purchased ....           --              --               --             80,988             --          2,415
Payable for capital shares
  redeemed .................        1,655              --               --                 --             --             --
Accrued expenses and other
  payables:
  Investment advisory
    fees ...................        3,136           2,078              254                412             32             30
  Administration fees ......        1,579             985              124                246             19             19
  Distribution fees ........        1,386             645              172                109             14             17
  Other ....................        1,394             841               84                232             18             17
                              -----------      ----------         --------         ----------       --------       --------
Total Liabilities ..........       22,717          12,920            1,570             83,566            414          2,595
                              -----------      ----------         --------         ----------       --------       --------
Net Assets:
Capital ....................   11,889,165       7,353,341          927,169          1,825,332        145,417        147,959
Undistributed (distributions
  in excess of) net
  investment income ........           61               1              462                 10             --            (19)
Accumulated undistributed
  net realized gains
  (losses) from investment
  transactions .............           (1)             --               (5)                --             (1)            --
                              -----------      ----------         --------         ----------       --------       --------
Net Assets .................  $11,889,225      $7,353,342         $927,626         $1,825,342       $145,416       $147,940
                              ===========      ==========         ========         ==========       ========       ========
Net Assets:
  Class I ..................  $ 5,325,870      $4,188,032         $ 94,003         $1,290,395       $ 83,008       $ 57,338
  Class A ..................    6,521,235       3,162,893          833,623            534,947         62,408         90,602
  Class B ..................       38,690           1,735               --                 --             --             --
  Class C ..................        3,430             682               --                 --             --             --
                              -----------      ----------         --------         ----------       --------       --------
Total ......................  $11,889,225      $7,353,342         $927,626         $1,825,342       $145,416       $147,940
                              ===========      ==========         ========         ==========       ========       ========
Outstanding Units of
  Beneficial Interest
  (Shares):
  Class I ..................    5,325,783       4,188,058           94,004          1,290,344         83,008         57,339
  Class A ..................    6,521,232       3,162,867          833,613            534,954         62,417         90,597
  Class B ..................       38,690           1,735               --                 --             --             --
  Class C ..................        3,430             682               --                 --             --             --
                              -----------      ----------         --------         ----------       --------       --------
Total ......................   11,889,135       7,353,342          927,617          1,825,298        145,425        147,936
                              ===========      ==========         ========         ==========       ========       ========
Net Asset Value:
  Offering and redemption
    price per share (Class
    I, Class A, Class B, and
    Class C) ...............  $      1.00      $     1.00         $   1.00         $     1.00       $   1.00       $   1.00
                              ===========      ==========         ========         ==========       ========       ========

------------

(a) Amount is less than $1,000.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       28
Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Statements of Operations
(Amounts in thousands)

                                                   U.S. Treasury   U.S. Government                    Michigan         Ohio
                                       Prime        Securities       Securities       Municipal      Municipal      Municipal
                                    Money Market   Money Market     Money Market     Money Market   Money Market   Money Market
                                        Fund           Fund             Fund             Fund           Fund           Fund
                                    ------------   -------------   ---------------   ------------   ------------   ------------
Investment Income:
Interest income ..................    $327,078       $190,741          $21,069         $33,319         $3,900         $2,564
Dividend income ..................       4,177             --              954             417             --             22
                                      --------       --------          -------         -------         ------         ------
Total Income .....................     331,255        190,741           22,023          33,736          3,900          2,586
                                      --------       --------          -------         -------         ------         ------
Expenses:
Investment advisory fees .........      43,882         26,207            2,929           6,402            702            407
Administration fees ..............      20,223         12,078            1,350           2,950            324            219
Distribution fees (Class A) ......      17,701          8,354            1,840           1,290            252            171
Distribution fees (Class B) ......         394             15               --              --             --             --
Distribution fees (Class C) ......          25              4               --              --             --             --
Distribution fees (Service
  Class) .........................          25              7               --               1             --             --
Custodian fees ...................         348            187               35              41              6              6
Legal and audit fees .............          98             50               15              14              4              4
Trustees' fees and expenses ......         189             89               17              19              2              2
Transfer agent fees ..............       2,448            293               48              32              6              5
Registration and filing fees .....       1,111            483               47              82             27             20
Printing and mailing costs .......         479            185               20              29             19              3
Offering fees ....................          --             --               31              --             --             --
Other ............................         179            113               20              34              8              8
                                      --------       --------          -------         -------         ------         ------
Total expenses before waivers ....      87,102         48,065            6,352          10,894          1,350            845
Less waivers .....................      (3,768)          (751)            (161)         (1,464)          (161)           (50)
                                      --------       --------          -------         -------         ------         ------
Net Expenses .....................      83,334         47,314            6,191           9,430          1,189            795
                                      --------       --------          -------         -------         ------         ------
Net Investment Income ............     247,921        143,427           15,832          24,306          2,711          1,791
                                      --------       --------          -------         -------         ------         ------
Realized Gains (Losses) from
  Investment Transactions:
Net realized gains (losses) from
  investments ....................          61              1                9              11             --              2
                                      --------       --------          -------         -------         ------         ------
Change in net assets resulting
  from operations ................    $247,982       $143,428          $15,841         $24,317         $2,711         $1,793
                                      ========       ========          =======         =======         ======         ======

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       29
                                                                          Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Amounts in thousands)

                                                                        U.S. Treasury              U.S. Government
                                                Prime                    Securities                  Securities
                                          Money Market Fund           Money Market Fund           Money Market Fund
                                      -------------------------   -------------------------   -------------------------
                                             Year Ended                  Year Ended                          March 16,
                                              June 30,                    June 30,            Year Ended      2001 to
                                      -------------------------   -------------------------    June 30,      June 30,
                                         2002          2001           2002          2001         2002        2001 (a)
                                      -----------   -----------   ------------   ----------   -----------   -----------
From Investment Activities:
Operations:
  Net investment income ............  $   247,921   $   559,650   $    143,427   $  352,067   $    15,832   $     9,283
  Net realized gains (losses) from
    investment transactions ........           61            11              1          650             9             2
                                      -----------   -----------   ------------   ----------   -----------   -----------
Change in net assets resulting from
  operations .......................      247,982       559,661        143,428      352,717        15,841         9,285
                                      -----------   -----------   ------------   ----------   -----------   -----------
Distributions to Class I
  Shareholders:
  From net investment income .......     (114,508)     (305,492)       (83,326)    (224,103)       (2,128)       (1,283)
Distributions to Class A
  Shareholders:
  From net investment income .......     (132,884)     (252,692)       (60,201)    (127,887)      (13,705)       (8,000)
Distributions to Class B
  Shareholders:
  From net investment income .......         (427)         (972)           (14)         (44)
Distributions to Class C
  Shareholders:
  From net investment income .......          (24)          (53)            (4)         (14)
Distributions to Service Class
  Shareholders:
  From net investment income .......          (87)         (441)           (22)         (19)
                                      -----------   -----------   ------------   ----------   -----------   -----------
Change in net assets from
  shareholder distributions ........     (247,930)     (559,650)      (143,567)    (352,067)      (15,833)       (9,283)
                                      -----------   -----------   ------------   ----------   -----------   -----------
Capital Transactions:
Change in net assets from capital
  transactions .....................     (674,005)    2,809,885       (105,350)     824,972        82,979       844,637
                                      -----------   -----------   ------------   ----------   -----------   -----------
Change in net assets ...............     (673,953)    2,809,896       (105,489)     825,622        82,987       844,639
Net Assets:
  Beginning of period ..............   12,563,178     9,753,282      7,458,831    6,633,209       844,639            --
                                      -----------   -----------   ------------   ----------   -----------   -----------
  End of period ....................  $11,889,225   $12,563,178   $  7,353,342   $7,458,831   $   927,626   $   844,639
                                      ===========   ===========   ============   ==========   ===========   ===========
Share Transactions (share
  transactions are at $1.00 per
  share):
Class I Shares:
  Issued ...........................   13,665,684    14,035,217      6,927,059    8,471,150       216,598       147,508
  Reinvested .......................       22,824        57,059            277        2,185            16             5
  Redeemed .........................  (13,535,571)  (15,143,882)    (6,680,451)  (9,317,905)     (217,788)      (52,335)
                                      -----------   -----------   ------------   ----------   -----------   -----------
  Change in Class I Shares .........      152,937    (1,051,606)       246,885     (844,570)       (1,174)       95,178
                                      ===========   ===========   ============   ==========   ===========   ===========
Class A Shares:
  Issued ...........................   18,120,606    15,597,296      9,926,702   10,406,971     3,777,421     1,904,890
  Reinvested .......................       47,211       117,925         11,133       29,765             3            --
  Redeemed .........................  (18,989,402)  (11,877,514)   (10,287,809)  (8,770,207)   (3,693,270)   (1,155,431)
                                      -----------   -----------   ------------   ----------   -----------   -----------
  Change in Class A Shares .........     (821,585)    3,837,707       (349,974)   1,666,529        84,154       749,459
                                      ===========   ===========   ============   ==========   ===========   ===========
Class B Shares:
  Issued ...........................       33,629        37,570          1,414          751
  Reinvested .......................          454           884             15           44
  Redeemed .........................      (29,291)      (21,120)          (708)        (838)
                                      -----------   -----------   ------------   ----------
  Change in Class B Shares .........        4,792        17,334            721          (43)
                                      ===========   ===========   ============   ==========
Class C Shares:
  Issued ...........................        7,796         9,781            881          403
  Reinvested .......................           24            46              5           14
  Redeemed .........................       (5,656)       (9,409)          (664)        (484)
                                      -----------   -----------   ------------   ----------
  Change in Class C Shares .........        2,164           418            222          (67)
                                      ===========   ===========   ============   ==========
Service Class Shares:
  Issued ...........................        2,645        21,406          6,339       11,499
  Reinvested .......................          120           438             26           14
  Redeemed .........................      (15,078)      (15,824)        (9,571)      (8,390)
                                      -----------   -----------   ------------   ----------
  Change in Service Class Shares ...      (12,313)        6,020         (3,206)       3,123
                                      ===========   ===========   ============   ==========

------------

(a) Period from commencement of operations.
See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       30
Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
(Amounts in thousands)

                                                  Municipal             Michigan Municipal       Ohio Municipal
                                              Money Market Fund         Money Market Fund       Money Market Fund
                                           ------------------------    --------------------    -------------------
                                                  Year Ended                Year Ended             Year Ended
                                                   June 30,                  June 30,               June 30,
                                           ------------------------    --------------------    -------------------
                                              2002          2001         2002        2001        2002       2001
                                           ----------    ----------    --------    --------    --------   --------
From Investment Activities:
Operations:
  Net investment income .................  $   24,306    $   51,233    $  2,711    $  6,737    $  1,791   $  3,841
  Net realized gains (losses) from
    investment transactions .............          11            --          --          --           2         --
                                           ----------    ----------    --------    --------    --------   --------
Change in net assets resulting from
  operations ............................      24,317        51,233       2,711       6,737       1,793      3,841
                                           ----------    ----------    --------    --------    --------   --------
Distributions to Class I Shareholders:
  From net investment income ............     (18,179)      (35,752)     (1,487)     (3,961)       (978)    (2,469)
Distributions to Class A Shareholders:
  From net investment income ............      (6,126)      (15,342)     (1,224)     (2,776)       (783)    (1,347)
Distributions to Service Class
  Shareholders:
  From net investment income ............          (2)          (16)
                                           ----------    ----------    --------    --------    --------   --------
Change in net assets from shareholder
  distributions .........................     (24,307)      (51,110)     (2,711)     (6,737)     (1,761)    (3,816)
                                           ----------    ----------    --------    --------    --------   --------
Capital Transactions:
Change in net assets from capital
  transactions ..........................     377,212        40,017     (80,551)     37,773     (11,679)    67,636
                                           ----------    ----------    --------    --------    --------   --------
Change in net assets ....................     377,222        40,140     (80,551)     37,773     (11,647)    67,661
Net Assets:
  Beginning of period ...................   1,448,120     1,407,980     225,967     188,194     159,587     91,926
                                           ----------    ----------    --------    --------    --------   --------
  End of period .........................  $1,825,342    $1,448,120    $145,416    $225,967    $147,940   $159,587
                                           ==========    ==========    ========    ========    ========   ========
Share Transactions (share transactions
  are at $1.00 per share):
Class I Shares:
  Issued ................................   1,674,212     1,317,686     191,364     254,597     136,602    210,212
  Reinvested ............................         445           934          68         176          90         84
  Redeemed ..............................  (1,361,570)   (1,310,501)   (209,097)   (266,000)   (179,373)  (172,392)
                                           ----------    ----------    --------    --------    --------   --------
  Change in Class I Shares ..............     313,087         8,119     (17,665)    (11,227)    (42,681)    37,904
                                           ==========    ==========    ========    ========    ========   ========
Class A Shares:
  Issued ................................   1,326,022     1,323,417     269,605     284,633     185,837    169,241
  Reinvested ............................       4,178         9,956         985       1,956         851      1,319
  Redeemed ..............................  (1,265,681)   (1,301,457)   (333,477)   (237,580)   (155,685)  (140,828)
                                           ----------    ----------    --------    --------    --------   --------
  Change in Class A Shares ..............      64,519        31,916     (62,887)     49,009      31,003     29,732
                                           ==========    ==========    ========    ========    ========   ========
Service Class Shares:
  Issued ................................         251         3,696
  Reinvested ............................           2            17
  Redeemed ..............................        (648)       (3,760)
                                           ----------    ----------
  Change in Service Class Shares ........        (395)          (47)
                                           ==========    ==========

See notes to financial statements

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       31
                                                                          Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Financial Highlights

                                           Investment
                                           Activities   Distributions
                                           ----------   -------------
                               Net Asset                                Net Asset
                                Value,        Net            Net         Value,
                               Beginning   Investment    Investment      End of     Total
                               of Period     Income        Income        Period     Return
                               ---------   ----------   -------------   ---------   ------
Prime Money Market Fund
 (Class I)
 Year Ended June 30, 2002 ...   $1.000       $0.021        $(0.021)      $1.000      2.14%
 Year Ended June 30, 2001 ...    1.000        0.055         (0.055)       1.000      5.63
 Year Ended June 30, 2000 ...    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 1999 ...    1.000        0.049         (0.049)       1.000      4.98
 Year Ended June 30, 1998 ...    1.000        0.053         (0.053)       1.000      5.39
U.S. Treasury Securities
 Money Market Fund (Class I)
 Year Ended June 30, 2002 ...    1.000        0.020         (0.020)       1.000      2.07
 Year Ended June 30, 2001 ...    1.000        0.052         (0.052)       1.000      5.31
 Year Ended June 30, 2000 ...    1.000        0.050         (0.050)       1.000      5.12
 Year Ended June 30, 1999 ...    1.000        0.045         (0.045)       1.000      4.63
 Year Ended June 30, 1998 ...    1.000        0.051         (0.051)       1.000      5.19
U.S. Government Securities
 Money Market Fund (Class I)
 Year Ended June 30, 2002 ...    1.000        0.021         (0.021)       1.000      2.17
 March 16, 2001 to June 30,
   2001 (a) .................    1.000        0.012         (0.012)       1.000      1.18(b)
Municipal Money Market Fund
 (Class I)
 Year Ended June 30, 2002 ...    1.000        0.014         (0.014)       1.000      1.45
 Year Ended June 30, 2001 ...    1.000        0.034         (0.034)       1.000      3.48
 Year Ended June 30, 2000 ...    1.000        0.033         (0.033)       1.000      3.38
 Year Ended June 30, 1999 ...    1.000        0.028         (0.028)       1.000      2.88
 Year Ended June 30, 1998 ...    1.000        0.032         (0.032)       1.000      3.27
Michigan Money Market Fund
 (Class I)
 Year Ended June 30, 2002 ...    1.000        0.014         (0.014)       1.000      1.41
 Year Ended June 30, 2001 ...    1.000        0.034         (0.034)       1.000      3.44
 Year Ended June 30, 2000 ...    1.000        0.033         (0.033)       1.000      3.32
 Six Months Ended June 30,
   1999 (d) .................    1.000        0.013         (0.013)       1.000      1.34(b)
 Year Ended December 31,
   1998 .....................    1.000        0.030         (0.030)       1.000      3.02
 Year Ended December 31,
   1997 .....................    1.000        0.032         (0.032)       1.000      3.26
Ohio Municipal Money Market
 Fund (Class I)
 Year Ended June 30, 2002 ...    1.000        0.014         (0.014)       1.000      1.43
 Year Ended June 30, 2001 ...    1.000        0.034         (0.034)       1.000      3.42
 Year Ended June 30, 2000 ...    1.000        0.033         (0.033)       1.000      3.32
 Year Ended June 30, 1999 ...    1.000        0.028         (0.028)       1.000      2.88
 Year Ended June 30, 1998 ...    1.000        0.033         (0.033)       1.000      3.31

                                         Ratios/Supplementary Data
                               ---------------------------------------------
                                            Ratio of    Ratio of    Ratio of
                                  Net       Expenses      Net       Expenses
                                Assets,        to      Investment      to
                                 End of     Average    Income to    Average
                                 Period       Net       Average       Net
                                (000's)      Assets    Net Assets   Assets*
                               ----------   --------   ----------   --------
Prime Money Market Fund
 (Class I)
 Year Ended June 30, 2002 ...  $5,325,870     0.52%       2.12%       0.55%
 Year Ended June 30, 2001 ...   5,172,911     0.52        5.54        0.55
 Year Ended June 30, 2000 ...   6,224,509     0.52        5.39        0.55
 Year Ended June 30, 1999 ...   5,398,206     0.50        4.79        0.54
 Year Ended June 30, 1998 ...   2,616,698     0.51        5.26        0.58
U.S. Treasury Securities
 Money Market Fund (Class I)
 Year Ended June 30, 2002 ...   4,188,032     0.52        2.01        0.53
 Year Ended June 30, 2001 ...   3,941,215     0.52        5.25        0.54
 Year Ended June 30, 2000 ...   4,785,390     0.51        4.98        0.54
 Year Ended June 30, 1999 ...   5,599,894     0.51        4.52        0.54
 Year Ended June 30, 1998 ...   3,025,608     0.52        5.07        0.60
U.S. Government Securities
 Money Market Fund (Class I)
 Year Ended June 30, 2002 ...      94,003     0.52        2.11        0.54
 March 16, 2001 to June 30,
   2001 (a) .................      95,179     0.52(c)     4.00(c)     0.53(c)
Municipal Money Market Fund
 (Class I)
 Year Ended June 30, 2002 ...   1,290,395     0.45        1.38        0.53
 Year Ended June 30, 2001 ...     977,300     0.45        3.43        0.53
 Year Ended June 30, 2000 ...     969,070     0.46        3.31        0.54
 Year Ended June 30, 1999 ...   1,077,205     0.46        2.84        0.56
 Year Ended June 30, 1998 ...     498,127     0.45        3.22        0.56
Michigan Money Market Fund
 (Class I)
 Year Ended June 30, 2002 ...      83,008     0.47        1.49        0.55
 Year Ended June 30, 2001 ...     100,673     0.45        3.40        0.53
 Year Ended June 30, 2000 ...     111,900     0.47        3.33        0.56
 Six Months Ended June 30,
   1999 (d) .................      91,211     0.49(c)     2.65(c)     0.57(c)
 Year Ended December 31,
   1998 .....................     110,833     0.50        2.97        0.53
 Year Ended December 31,
   1997 .....................      74,888     0.50        3.20        0.54
Ohio Municipal Money Market
 Fund (Class I)
 Year Ended June 30, 2002 ...      57,338     0.46        1.47        0.50
 Year Ended June 30, 2001 ...     100,004     0.46        3.33        0.49
 Year Ended June 30, 2000 ...      62,084     0.45        3.26        0.52
 Year Ended June 30, 1999 ...      55,745     0.42        2.85        0.55
 Year Ended June 30, 1998 ...      77,224     0.40        3.27        0.53

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Financial Highlights

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       32
Report

                                           Investment
                                           Activities   Distributions
                                           ----------   -------------
                               Net Asset                                Net Asset
                                Value,        Net            Net         Value,
                               Beginning   Investment    Investment      End of     Total
                               of Period     Income        Income        Period     Return
                               ---------   ----------   -------------   ---------   ------
Prime Money Market Fund
 (Class A)
 Year Ended June 30, 2002 ...   $1.000       $0.019        $(0.019)      $1.000      1.88%
 Year Ended June 30, 2001 ...    1.000        0.052         (0.052)       1.000      5.37
 Year Ended June 30, 2000 ...    1.000        0.051         (0.051)       1.000      5.25
 Year Ended June 30, 1999 ...    1.000        0.046         (0.046)       1.000      4.72
 Year Ended June 30, 1998 ...    1.000        0.050         (0.050)       1.000      5.13
U.S. Treasury Securities
 Money Market Fund (Class A)
 Year Ended June 30, 2002 ...    1.000        0.018         (0.018)       1.000      1.81
 Year Ended June 30, 2001 ...    1.000        0.049         (0.049)       1.000      5.05
 Year Ended June 30, 2000 ...    1.000        0.048         (0.048)       1.000      4.86
 Year Ended June 30, 1999 ...    1.000        0.043         (0.043)       1.000      4.37
 Year Ended June 30, 1998 ...    1.000        0.048         (0.048)       1.000      4.92
U.S. Government Securities
 Money Market Fund (Class A)
 Year Ended June 30, 2002 ...    1.000        0.019         (0.019)       1.000      1.91
 March 16, 2001 to June 30,
   2001 (a) .................    1.000        0.011         (0.011)       1.000      1.11(b)
Municipal Money Market Fund
 (Class A)
 Year Ended June 30, 2002 ...    1.000        0.012         (0.012)       1.000      1.20
 Year Ended June 30, 2001 ...    1.000        0.032         (0.032)       1.000      3.23
 Year Ended June 30, 2000 ...    1.000        0.031         (0.031)       1.000      3.12
 Year Ended June 30, 1999 ...    1.000        0.026         (0.026)       1.000      2.63
 Year Ended June 30, 1998 ...    1.000        0.030         (0.030)       1.000      3.01
Michigan Money Market Fund
 (Class A)
 Year Ended June 30, 2002 ...    1.000        0.012         (0.012)       1.000      1.16
 Year Ended June 30, 2001 ...    1.000        0.031         (0.310)       1.000      3.18
 Year Ended June 30, 2000 ...    1.000        0.030         (0.030)       1.000      3.06
 Six Months Ended June 30,
   1999 (d) .................    1.000        0.012         (0.012)       1.000      1.21(b)
 Year Ended December 31,
   1998 .....................    1.000        0.027         (0.027)       1.000      2.76
 Year Ended December 31,
   1997 .....................    1.000        0.030         (0.030)       1.000      3.00
Ohio Municipal Money Market
 Fund (Class A)
 Year Ended June 30, 2002 ...    1.000        0.012         (0.012)       1.000      1.17
 Year Ended June 30, 2001 ...    1.000        0.031         (0.031)       1.000      3.16
 Year Ended June 30, 2000 ...    1.000        0.030         (0.030)       1.000      3.06
 Year Ended June 30, 1999 ...    1.000        0.026         (0.026)       1.000      2.62
 Year Ended June 30, 1998 ...    1.000        0.030         (0.030)       1.000      3.06

                                         Ratios/Supplementary Data
                               ---------------------------------------------
                                            Ratio of    Ratio of    Ratio of
                                  Net       Expenses      Net       Expenses
                                Assets,        to      Investment      to
                                 End of     Average    Income to    Average
                                 Period       Net       Average       Net
                                (000's)      Assets    Net Assets   Assets*
                               ----------   --------   ----------   --------
Prime Money Market Fund
 (Class A)
 Year Ended June 30, 2002 ...  $6,521,235     0.77%       1.88%       0.80%
 Year Ended June 30, 2001 ...   7,342,790     0.77        5.01        0.80
 Year Ended June 30, 2000 ...   3,505,068     0.77        5.13        0.80
 Year Ended June 30, 1999 ...   3,171,028     0.75        4.47        0.79
 Year Ended June 30, 1998 ...     605,291     0.76        5.01        0.83
U.S. Treasury Securities
 Money Market Fund (Class A)
 Year Ended June 30, 2002 ...   3,162,893     0.77        1.80        0.78
 Year Ended June 30, 2001 ...   3,512,937     0.77        4.75        0.78
 Year Ended June 30, 2000 ...   1,846,153     0.76        4.74        0.79
 Year Ended June 30, 1999 ...   2,073,442     0.76        4.21        0.79
 Year Ended June 30, 1998 ...     861,350     0.77        4.82        0.86
U.S. Government Securities
 Money Market Fund (Class A)
 Year Ended June 30, 2002 ...     833,623     0.77        1.86        0.79
 March 16, 2001 to June 30,
   2001 (a) .................     749,460     0.77(c)     3.72(c)     0.77(c)
Municipal Money Market Fund
 (Class A)
 Year Ended June 30, 2002 ...     534,947     0.69        1.19        0.77
 Year Ended June 30, 2001 ...     470,425     0.70        3.18        0.78
 Year Ended June 30, 2000 ...     438,468     0.71        3.06        0.79
 Year Ended June 30, 1999 ...     428,448     0.70        2.59        0.80
 Year Ended June 30, 1998 ...     104,809     0.70        2.97        0.81
Michigan Money Market Fund
 (Class A)
 Year Ended June 30, 2002 ...      62,408     0.72        1.21        0.80
 Year Ended June 30, 2001 ...     125,294     0.70        3.05        0.78
 Year Ended June 30, 2000 ...      76,294     0.72        3.03        0.81
 Six Months Ended June 30,
   1999 (d) .................      69,101     0.75(c)     2.42(c)     0.84(c)
 Year Ended December 31,
   1998 .....................      64,283     0.75        2.72        0.78
 Year Ended December 31,
   1997 .....................      29,202     0.75        2.95        0.79
Ohio Municipal Money Market
 Fund (Class A)
 Year Ended June 30, 2002 ...      90,602     0.71        1.17        0.75
 Year Ended June 30, 2001 ...      59,583     0.71        3.05        0.74
 Year Ended June 30, 2000 ...      29,842     0.70        3.00        0.77
 Year Ended June 30, 1999 ...      37,180     0.67        2.60        0.80
 Year Ended June 30, 1998 ...      39,100     0.65        2.98        0.78

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Financial Highlights

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       33
                                                                          Report

                                               Investment
                                               Activities    Distributions
                                               ----------    -------------
                                  Net Asset                                   Net Asset
                                   Value,         Net             Net          Value,
                                  Beginning    Investment     Investment       End of      Total
                                  of Period      Income         Income         Period      Return
                                  ---------    ----------    -------------    ---------    ------
Prime Money Market Fund (Class
 B)
 Year Ended June 30, 2002 ......   $1.000        $0.011         $(0.011)       $1.000       1.12%
 Year Ended June 30, 2001 ......    1.000         0.045          (0.045)        1.000       4.58
 Year Ended June 30, 2000 ......    1.000         0.044          (0.044)        1.000       4.47
 Year Ended June 30, 1999 ......    1.000         0.039          (0.039)        1.000       3.94
 Year Ended June 30, 1998 ......    1.000         0.043          (0.043)        1.000       4.35
U.S. Treasury Securities Money
 Market Fund (Class B)
 Year Ended June 30, 2002 ......    1.000         0.010          (0.010)        1.000       1.05
 Year Ended June 30, 2001 ......    1.000         0.042          (0.042)        1.000       4.27
 Year Ended June 30, 2000 ......    1.000         0.040          (0.040)        1.000       4.08
 Year Ended June 30, 1999 ......    1.000         0.035          (0.035)        1.000       3.60
 Year Ended June 30, 1998 ......    1.000         0.041          (0.041)        1.000       4.14
Prime Money Market Fund (Class
 C)
 Year Ended June 30, 2002 ......    1.000         0.011          (0.011)        1.000       1.12
 Year Ended June 30, 2001 ......    1.000         0.045          (0.045)        1.000       4.58
 May 31, 2000 to June 30, 2000
   (a) .........................    1.000         0.004          (0.004)        1.000       0.43(b)
U.S. Treasury Securities Money
 Market Fund (Class C)
 Year Ended June 30, 2002 ......    1.000         0.010          (0.010)        1.000       1.05
 Year Ended June 30, 2001 ......    1.000         0.042          (0.042)        1.000       4.27
 Year Ended June 30, 2000 ......    1.000         0.040          (0.040)        1.000       4.08
 Year Ended June 30, 1999 ......    1.000         0.035          (0.035)        1.000       3.59
 February 18, 1998 to June 30,
   1998 (a) ....................    1.000         0.015          (0.015)        1.000       1.47(b)

                                           Ratios/Supplementary Data
                                  --------------------------------------------
                                             Ratio of     Ratio of    Ratio of
                                    Net      Expenses       Net       Expenses
                                  Assets,       to       Investment      to
                                  End of     Average     Income to    Average
                                  Period       Net        Average       Net
                                  (000's)     Assets     Net Assets   Assets*
                                  -------    --------    ----------   --------
Prime Money Market Fund (Class
 B)
 Year Ended June 30, 2002 ......  $38,690      1.52%        1.08%       1.55%
 Year Ended June 30, 2001 ......   33,898      1.52         4.22        1.55
 Year Ended June 30, 2000 ......   16,564      1.52         4.42        1.55
 Year Ended June 30, 1999 ......    9,854      1.50         3.80        1.54
 Year Ended June 30, 1998 ......    1,912      1.51         4.25        1.57
U.S. Treasury Securities Money
 Market Fund (Class B)
 Year Ended June 30, 2002 ......    1,735      1.52         0.95        1.53
 Year Ended June 30, 2001 ......    1,014      1.52         4.17        1.54
 Year Ended June 30, 2000 ......    1,057      1.51         3.97        1.54
 Year Ended June 30, 1999 ......    1,012      1.51         3.43        1.54
 Year Ended June 30, 1998 ......      181      1.52         4.06        1.60
Prime Money Market Fund (Class
 C)
 Year Ended June 30, 2002 ......    3,430      1.52         0.95        1.55
 Year Ended June 30, 2001 ......    1,266      1.52         4.30        1.56
 May 31, 2000 to June 30, 2000
   (a) .........................      848      1.52(c)      5.11(c)     1.55(c)
U.S. Treasury Securities Money
 Market Fund (Class C)
 Year Ended June 30, 2002 ......      682      1.52         1.02        1.53
 Year Ended June 30, 2001 ......      459      1.52         4.00        1.53
 Year Ended June 30, 2000 ......      526      1.51         3.96        1.54
 Year Ended June 30, 1999 ......      684      1.51         3.35        1.54
 February 18, 1998 to June 30,
   1998 (a) ....................        1      1.57(c)      4.01(c)     1.57(c)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

See notes to financial statements.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       34
Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements
1. Organization:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class C and Service Class shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      Security Valuation

      Securities are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity or reset date of the security.

      Repurchase Agreements

      The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited. The Funds along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Treasury or Federal Agency obligations with counterparties approved by the board of directors, consistent with the Fund's investment policy.

      Security Transactions and Related Income

      Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

      Expenses

      Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.
Continued

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       35
                                                                          Report

      Dividends and Distributions to Shareholders

      Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

      Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

      Federal Income Taxes

      The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. Investment Advisory, Administration, and Distribution Agreements:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   On April 1, 2002, One Group Dealer Services, Inc., (the "Distributor") an affiliate of Bank One Corporation, replaced The One Group Services Company (the "Prior Distributor") as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the funds. For the period ended June 30, 2002, the Distributor and Prior Distributor received $79,994 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $28,411 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the following funds and amounts:

    Fund                                                          Class I    Class A    Class B    Class C
    ----                                                          -------    -------    -------    -------
    Prime Money Market Fund.....................................   0.52%      0.77%      1.52%      1.52%
    U.S. Treasury Securities Money Market Fund..................   0.52       0.77       1.52       1.52
    U.S. Government Securities Money Market Fund................   0.52       0.77         --         --
    Municipal Money Market Fund.................................   0.47       0.72         --         --
    Michigan Municipal Money Market Fund........................   0.49       0.74         --         --
    Ohio Municipal Money Market Fund............................   0.46       0.71         --         --

Continued

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Notes to Financial Statements, continued

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       36
Report

 Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

 The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. Concentration of Credit Risk:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

5. Line of Credit:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million which expires October 15, 2002. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of June 30, 2002, there were no loans outstanding.

6. Federal Tax Information:

   The tax character of distributions paid during the fiscal year ended June 30, 2002 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.) (amounts in thousands):

                                         Distributions paid from:
                                      ------------------------------                                                    Total
                                      Net Investment   Net Long Term   Total Taxable    Tax Exempt     Tax Return   Distributions
                                          Income       Capital Gains   Distributions   Distributions   of Capital       Paid
                                      --------------   -------------   -------------   -------------   ----------   -------------
    Prime Money Market..............     $270,435           --           $270,435             --          --          $270,435
    U.S. Treasury Securities Money
      Market........................      155,558           --            155,558             --          --           155,558
    U.S. Government Securities Money
      Market........................       17,330           --             17,330             --          --            17,330
    Municipal Money Market..........           59           --                 59         25,702          --            25,761
    Michigan Municipal Money
      Market........................            6           --                  6          3,048          --             3,054
    Ohio Municipal Money Market.....           12           --                 12          1,963          --             1,975

Continued

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements, continued

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       37
                                                                          Report

   As of June 30, 2002 the components of accumulated earnings/(deficit) on a tax basis was as follows. (amounts in thousands):

                                      Undistributed   Undistributed                                                   Total
                                        Ordinary/       Long-Term                   Accumulated                    Accumulated
                                       Tax Exempt        Capital      Accumulated   Capital and    Distributions    Earnings/
                                         Income           Gains        Earnings     Other Losses      Payable       (Deficit)
                                      -------------   -------------   -----------   ------------   -------------   -----------
    Prime Money Market..............     $13,825           --           $13,825          --          $(13,567)        $258
    U.S. Treasury Securities Money
      Market........................       8,513           --             8,513          --            (8,371)         142
    U.S. Government Securities Money
      Market........................       1,403           --             1,403          (5)             (936)         462
    Municipal Money Market..........       1,620           --             1,620          --            (1,579)          41
    Michigan Municipal Money
      Market........................         113           --               113          (1)             (109)           3
    Ohio Municipal Money Market.....          79           --                79          --               (97)         (18)

   As of June 30, 2002, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

                                                                  Amount    Expires
                                                                  ------    -------
    Michigan Municipal Money Market Fund........................    $1       2004

   Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the period ended June 30, 2002, the Funds deferred to July 1, 2002 post October capital losses of (amounts in thousands):

                                                                    Capital Losses
                                                                    --------------
    U.S. Government Securities Money Market.....................          $5

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       38
Report

--------------------------------------------------------------------------------

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees and Shareholders of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund (six series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 2002, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than the financial highlights that have been audited by other independent accountants,) in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Michigan Municipal Money Market Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Chicago, Illinois
August 14, 2002

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       39
                                                                          Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------
Trustees

Name and Address(1)
Birthdate
Time Served with                                                                    Other Directorships
the Trust                   Principal Occupation During the Past Five Years           Held by Trustee
--------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall     From March 2002 until present, self-employed as a business    None
12/10/42              consultant. From March 2000 to February 2002, Senior Vice
5/16/94 - present     President, W.D. Hoard, Inc. (corporate parent of DCI
                      Marketing, Inc.). From November 1993 to March 2000,
                      President DCI Marketing, Inc.

Charles I. Post       Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck  Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39               (a broker-dealer). From January 2000 to April 2000,
5/16/94 - present     self-employed as a consultant. From June 1988 to December
                      1999, Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.   Since 1995, President, Kenyon College.                        None
9/11/46
6/25/97 - present

John F. Finn          Since 1975, President of Gardner, Inc. (wholesale             Director,
11/5/47               distributor to outdoor power equipment industry).             Cardinal Health
5/21/98 - present

Marilyn McCoy         Since 1985,Vice President of Administration and Planning,     None
3/18/48               Northwestern University.
4/28/99 - present

Julius L. Pallone     Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30               consultant).
4/28/99 - present

Donald L. Tuttle      Since 1995, Vice President, Association for Investment        None
10/6/34               Management and Research.
4/28/99 - present

---------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

ONE GROUP MUTUAL FUNDS       Money Market Funds Annual Report      June 30, 2002


                                       40
Report

Money Market Funds Annual Report
--------------------------------------------------------------------------------

Officers

Name and Address(1)
Birthdate
Position Held and
Time Served with
the Trust                   Principal Occupation During the Past Five Years
--------------------  ------------------------------------------------------------
Mark A. Beeson        From November 2001 until present, Chief Financial Officer of
11/13/57              Banc One Investment Management Group and Senior Managing
President             Director of Banc One Investment Advisors Corporation. From
1/1/00 - present      October 1999 to present, Chief Executive Officer and
                      President, One Group Administrative Services, Inc. and Chief
                      Executive Officer and President, One Group Dealer Services,
                      Inc.; August 1994 to October 1999, Senior Managing Director,
                      Banc One Investment Advisors Corporation.

Robert L. Young       From November 2001 until present, Senior Managing Director
1/17/63               and Chief Operating Officer of One Group Mutual Funds for
Vice President        Banc One Investment Management Group. From October 1999 to
and Treasurer         present, Vice President and Treasurer, One Group
1/1/00 - present      Administrative Services, Inc., and Vice President and
                      Treasurer, One Group Dealer Services, Inc.; December 1996 to
                      October 1999, Managing Director of Mutual Fund
                      Administration, Banc One Investment Advisors Corporation.

Michael V. Wible      From January 2000 to present, First Vice President and
9/15/62               Counsel, Bank One Corporation; September 1994 to January
Secretary             2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young         From October 1999 to present, Director Mutual Fund Financial
8/19/69               Administration, One Group Administrative Services, Inc.;
Assistant Treasurer   December 1998 to October 1999, Director, Mutual Fund
and Assistant         Financial Administration, Banc One Investment Advisors
Secretary             Corporation; January 1995 to December 1998, Vice President
1/1/00 - present      and Manager of Mutual Fund Accounting, Custody and Financial
                      Administration, First Chicago NBD Corporation.

Jessica K. Ditullio   From January 2000 to present, First Vice President and
9/19/62               Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary   Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields       From October 1999 to present, Director, Mutual Fund
6/22/49               Administration, One Group Administrative Services, Inc. and
Assistant Secretary   Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present      Services, Inc.; July 1999 to October 1999, Project Manager,
                      One Group, Banc One Investment Advisors; January 1998 to
                      July 1999, Vice President, Ohio Bankers Association; July
                      1990 through December 1997, Vice President, Client Services,
                      BISYS Fund Services, Inc.

---------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of June 30, 2002, there were 57 portfolios within the Fund complex.

[One Group Logo]
            One Group Mutual Funds are distributed by
            One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

            Call Investor Services at The One Group
            Sales and Service Center
            at 1-800-480-4111 for a prospectus
            containing complete information
            about charges and expenses. Read
            carefully before investing. Past
            performance is no guarantee of
            future results.

            [Bank One Logo]

            Banc One
            Investment
            Advisors
            Corporation
            TOG-F-034-AN (8/02)